As filed with the Securities and Exchange Commission on June 3, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2019 – March 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

Tributary Funds
®
Annual Report
March 31, 2020
Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX
Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX
Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX
Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX
Tributary Growth Opportunities Fund
Institutional Class: FOGRX
Institutional Plus Class: FOGPX
Tributary Small/Mid Cap Fund
Institutional Class: FSMCX
Institutional Plus Class: FSMBX
Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX
Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds.
Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors,
LLC member FINRA. Northern Lights Distributors, LLC and the Tributary Funds’ investment adviser are not afﬁliated.
Beginning on January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting the Funds at 1-800-662-4203, or by contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-800-662-4203, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all funds held with Tributary Funds.
Notice to Investors
Shares of Tributary Funds:
Are Not FDIC Insured May Lose Value Have No Bank Guarantee

Annual Report 2020
Table of Contents
Management Discussion and Analysis 4
Schedules of Portfolio Investments 18
Statements of Assets and Liabilities 42
Statements of Operations 44
Statements of Changes in Net Assets 46
Financial Highlights 48
Notes to Financial Statements 50
Report of Independent Registered Public Accounting Firm 58
Additional Fund Information 59
Directors and Officers 62

SHORT-INTERMEDIATE BOND FUND (Unaudited)
Annual Report 2020

Investment Objective
The Tributary Short-Intermediate Bond Fund seeks to maximize total return in a manner consistent with the generation of current income, preservation of capital and reduced price volatility.
Manager Commentary
The trailing 12-months are perhaps best understood as consisting of two distinct time periods. The first 2 or 3 quarters of the fiscal year were marked by geopolitical unease—the ongoing trade dispute with China, unrest in Hong
Kong and the looming BREXIT deadline—offset by increasingly dovish central banks and periods of optimism. The economy slowed somewhat early in the fiscal year, but leveled off at around a 2.1% annualized GDP growth rate for most of 2019, with consumer sectors showing modest growth and industrial-focused data showing weakness. In July the Federal Reserve lowered its policy rate for the first time since 2008 to support the economy, and remained accommodative for the remainder of the year. Everything changed, however, during the final quarter of the fiscal year as two new words were introduced into the investor lexicon—coronavirus and quarantine. The highly contagious respiratory illness, technically called COVID-19, was first reported in the Hubei province of China in late 2019, but quickly spread across the globe. Needless to say, the regular analysis of geopolitical and economic data suddenly took a back seat, and headlines no longer focused on China trade updates or Democratic primary results. To slow the rapid spread of the virus, governments worldwide instituted shutdowns and quarantines, in what amounted to a necessary but painful slamming on the economic brakes. The financial markets reacted quickly to the growing fear of a global economic collapse, causing stocks to sell off and fixed income spreads to rapidly and dramatically widen. The Federal Reserve wasted no time providing support to the economy and the markets, and by March 15th had cut its target overnight rate to the zero bound, while also initiating massive new asset purchases focused on maintaining liquidity and ensuring smooth functioning of the bond markets. Congress also quickly passed the $2+ trillion CARES Act in an effort to cushion the economic impact of government mandated business closures. In response to these fiscal and monetary interventions, financial markets began to stabilize as the year came to a close.
The Tributary Short-Intermediate Fund returned 2.90% (net, Institutional
Plus) for the year ended March 31, 2020 compared to a 5.58% return for the
Bloomberg Barclays U.S. Government /Credit 1-5 Year Index. The largest driver of returns in the bond market over the past year was the significant drop in U.S. Treasury yields across the maturity spectrum, with long-term yields reaching historic lows. The 2-year yield fell 200 basis points (bps) to end the year at 0.25%, while the 10-year fell 174bps to close at 0.67% and the 30-year dropped 150bps to end at 1.32%. Due to the rapid risk-off move during the final month of the fiscal year, Treasuries were by far the best performing sector in the bond market. Risk assets suffered heavy losses, with lower-quality sectors hit hardest. High-yield corporate bonds lost over 6% on a nominal basis (-14%
excess return versus similar-maturity Treasuries), all of which came during the last 3 weeks of March. Investment grade bonds performed better, but only on a relative basis. Industrial corporate bonds posted a negative 11% excess return
(loss) compared to similar maturity Treasuries, followed by financials at -7%, non-corporate credit at -6.6%, CMBS at -5% and Agency MBS at a -0.55%
excess return. US Treasury-Inflation Protected Securities (TIPS) also suffered on the heels of growing deflationary fears, underperforming nominal bonds by nearly 7% for the year. The Fund underperformed its benchmark for the year, due primarily to our duration exposure and sector allocation decisions.
The Fund has had a lower duration than the stated benchmark for some time, and this was certainly a drag on performance versus the benchmark over the past year given the large decline in short maturity yields. Our underweight allocation to U.S. Treasuries and overweight in the non-agency CMBS and
ABS sectors also hampered returns as yield spreads widened significantly. On the positive side, security selection was a small benefit to performance due mostly to some securities outperforming in the corporate and CMBS sectors, while the portfolio’s yield advantage relative to the benchmark was again a positive impact.
During the year the Fund’s overall sector allocation shifted modestly towards spread sectors such as corporate bonds and non-agency RMBS and away from government securities. In the corporate sector we remained vigilant in our pursuit of improving the underlying quality of the portfolio, trimming names with uncertain credit outlooks and adding positions where opportunities arose to capture value and improve return potential. In the securitized space we were active in the non-agency RMBS and CMBS sectors, adding positions in shorter duration securities that we believe offered excellent value for high-
quality assets, especially relative to short-maturity corporate bonds. In terms of credit quality there was no significant change during the year, as the Fund maintained a AA- weighted average credit rating.
As we entered the new year for the Fund, the panic and fear of March began to slowly fade. As quickly as sentiment deteriorated, the swift and massive stimulus provided by the Federal Reserve and Congress via the CARES act seemed to turn the tide back toward cautious optimism. Perhaps more importantly, it appeared that COVID-19 infection rates were slowing in Italy, and parts of China were beginning to reopen. Nonetheless, there remains a large amount of uncertainty with regard to the path of the virus and the impact on the economy due to forced closures of businesses and events. An orchestrated shut down of large portions of the global economy all at once is unprecedented, so there is no history to guide us. As always, the key for market participants is determining what is priced into markets relative to possible outcomes. Given our relatively defensive positioning as we entered
March, we turned more positive on risk assets as spreads gapped wider and began to slowly lean in at the end of the calendar quarter. We continue to hold a below-index duration position (versus our stated 1-5Y benchmark), especially given the incredible move lower in bond yields, but remain slightly longer duration versus the 1-3Y Index. Regarding sector allocation, we remain overweight in the higher-quality non-agency RMBS and CMBS sectors despite the recent underperformance, as well as the traditional ABS space. As spreads widened significantly in March, we added to our over-weight position in the corporate sector, but kept our bias for high quality businesses that can weather difficult economic conditions. Lastly, we maintain a modest but potentially growing exposure to the agency MBS sector, while remaining underweight in the traditional U.S. government bond sector.

SHORT-INTERMEDIATE BOND FUND (Unaudited)
Annual Report 2020

As always, we remain committed to seeking prudent, value-enhancing investment opportunities consistent with our disciplined approach of managing for the long-term.
Return of a $10,000 Investment as of March 31, 2020
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2019. Net expense ratios are net of contractual waivers which are in effect through August 1, 2020.
(††) Commencement date for the Institutional Plus Class was October 14,
2011.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2010. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class. Bloomberg Barclays U.S.
Government/Credit 1-5 Year Index is an unmanaged index which measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. The index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the index.
Portfolio Composition as of March 31, 2020
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Corporate Bonds 34.7%
U.S. Treasury Securities 22.9%
Asset Backed Securities 16.4%
Non-Agency Residential Mortgage Backed Securities 10.3%
Non-Agency Commercial Mortgage Backed Securities 7.7%
U.S. Government Mortgage Backed Securities 6.4%
Short-Term Investments 1.1%
Municipals 0.3%
Preferred Stocks 0.2%
100.0%
Portfolio Analysis as of March 31, 2020
(Portfolio composition is subject to change)
Weighted Average to Maturity: 5.6 years
Average Annual Total Returns for the Year Ended March 31, 2020*
1 Year 5 Year 10 Year
Tributary Short-Intermediate Bond Fund
— Institutional Class 2.60% 1.79% 2.06%
Bloomberg Barclays U.S. Government/
Credit 1-5 Year Index 5.58% 2.27% 2.22%
Prospectus Expense Ratio (Gross/Net)† 1.17% 0.74%
Expense Ratio for the Year Ended March
31, 2020 (Gross/Net) 1.21% 0.71%
1 Year 5 Year
Since
Inception ††
Tributary Short-Intermediate Bond Fund
— Institutional Plus Class 2.90% 2.01% 2.26%
Bloomberg Barclays U.S. Government/
Credit 1-5 Year Index 5.58% 2.27% 1.99%
Prospectus Expense Ratio (Gross/Net)† 0.73% 0.52%
Expense Ratio for the Year Ended March
31, 2020 (Gross/Net) 0.72% 0.52%

INCOME FUND (Unaudited)
Annual Report 2020

Investment Objective
The Tributary Income Fund seeks the generation of current income in a manner consistent with preserving capital and maximizing total return.
Manager Commentary
The trailing 12-months are perhaps best understood as consisting of two distinct time periods. The first 2 or 3 quarters of the fiscal year were marked by geopolitical unease—the ongoing trade dispute with China, unrest in Hong
Kong and the looming BREXIT deadline—offset by increasingly dovish central banks and periods of optimism. The economy slowed somewhat early in the fiscal year, but leveled off at around a 2.1% annualized GDP growth rate for most of 2019, with consumer sectors showing modest growth and industrial-focused data showing weakness. In July the Federal Reserve lowered its policy rate for the first time since 2008 to support the economy, and remained accommodative for the remainder of the year. Everything changed, however, during the final quarter of the fiscal year as two new words were introduced into the investor lexicon—coronavirus and quarantine. The highly contagious respiratory illness, technically called COVID-19, was first reported in the Hubei province of China in late 2019, but quickly spread across the globe. Needless to say, the regular analysis of geopolitical and economic data suddenly took a back seat, and headlines no longer focused on China trade updates or Democratic primary results. To slow the rapid spread of the virus, governments worldwide instituted shutdowns and quarantines, in what amounted to a necessary but painful slamming on the economic brakes. The financial markets reacted quickly to the growing fear of a global economic collapse, causing stocks to sell off and fixed income spreads to rapidly and dramatically widen. The Federal Reserve wasted no time providing support to the economy and the markets, and by March 15th had cut its target overnight rate to the zero bound, while also initiating massive new asset purchases focused on maintaining liquidity and ensuring smooth functioning of the bond markets. Congress also quickly passed the $2+ trillion CARES Act in an effort to cushion the economic impact of government mandated business closures. In response to these fiscal and monetary interventions, financial markets began to stabilize as the year came to a close.
The Tributary Income Fund returned 7.47% (net, Institutional Plus) for the year ended March 31, 2020 compared to 8.93% for the Bloomberg Barclays
U.S. Aggregate Bond Index. The largest driver of returns in the bond market over the past year was the significant drop in U.S. Treasury yields across the maturity spectrum, with long-term yields reaching historic lows. The 2-year yield fell 200 basis points (bps) to end the year at 0.25%, while the 10-year fell 174bps to close at 0.67% and the 30-year dropped 150bp to end at
1.32%. Due to the rapid risk-off move during the final month of the fiscal year, Treasuries were by far the best performing sector in the bond market.
Risk assets suffered heavy losses, with lower-quality sectors hit hardest.
High-yield corporate bonds lost over 6% on a nominal basis (-14% excess return versus similar-maturity Treasuries), all of which came during the last
3 weeks of March. Investment grade bonds performed better, but only on a relative basis. Industrial corporate bonds posted a negative 11% excess return
(loss) compared to similar maturity Treasuries, followed by financials at -7%, non-corporate credit at -6.6%, CMBS at -5% and Agency MBS at a -0.55%
excess return. US Treasury-Inflation Protected Securities (TIPS) also suffered on the heels of growing deflationary fears, underperforming nominal bonds by nearly 7% for the year. The Fund underperformed its benchmark for the year, due primarily to our sector allocation and duration exposure decisions.
The Fund was underweight U.S. Treasuries and overweight in the non-agency
CMBS and ABS sectors, which underperformed as yield spreads widened.
Duration and curve positioning also detracted from relative return as our modestly lower duration position and underweight to the 3-5 year segment of the curve hampered performance given the large decline in yields. On the positive side, security selection was a small benefit to performance due mostly to some securities outperforming in the agency MBS and CMBS sectors, while the portfolio’s yield advantage relative to the benchmark was again a positive impact.
During the year the Fund’s overall sector allocation remained fairly consistent, with an increase in Treasury and agency MBS securities and a corresponding decline in non-agency ABS and RMBS securities year-over-year. In the corporate sector we remained vigilant in our pursuit of improving the underlying quality of the portfolio, trimming names with uncertain credit outlooks and extending maturities where opportunities arose to capture steep credit curves. In the securitized space we were active in the agency MBS sector, adding positions in CMO structures off of better-performing collateral such as re-performing or lower-loan balance loans. We were less active in the non-agency securitized sectors given heightened prepayment concerns and some signs of weaker underwriting. In terms of credit quality there was no significant change during the year, as the Fund maintained a Aa2 weighted average credit rating.
As we entered the new year for the Fund, the panic and fear of March began to slowly fade. As quickly as sentiment deteriorated, the swift and massive stimulus provided by the Federal Reserve and Congress via the CARES act seemed to turn the tide back toward cautious optimism. Perhaps more importantly, it appeared that COVID-19 infection rates were slowing in Italy, and parts of China were beginning to reopen. Nonetheless, there remains a large amount of uncertainty with regard to the path of the virus and the impact on the economy due to forced closures of businesses and events. An orchestrated shut down of large portions of the global economy all at once is unprecedented, so there is no history to guide us. As always, the key for market participants is determining what is priced into markets relative to possible outcomes. Given our relatively defensive positioning as we entered
March, we turned more positive on risk assets as spreads gapped wider and began to slowly lean in at the end of the calendar quarter. We maintain our higher-quality bias for the time being given the economic uncertainty, and have continued to move to a more bulleted curve position in the 5-10 year segment of the yield curve. With respect to overall duration, given the incredible move lower in bond yields we expect to maintain if not increase our duration underweight. Regarding sector allocation, we remain underweight in the traditional U.S. government sectors and the agency MBS market, although we increased our position in the MBS space recently given significantly wider spreads in mid-March. Despite recent underperformance, our view has not changed with respect to the higher-quality private-label securitized space, where we remain overweight in the non-agency RMBS and CMBS sectors, as well as the traditional ABS space. We remain modestly over-weight in

INCOME FUND (Unaudited)
Annual Report 2020

the broad corporate sector, with overweight allocations to the industrial and financial subsectors, offset by an underweight in the utility sector, although we will likely look to increase exposure as opportunities present themselves.
As always, we remain committed to seeking prudent, value-enhancing investment opportunities consistent with our disciplined approach of managing for the long-term.
Return of a $10,000 Investment as of March 31, 2020
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2019. Net expense ratios are net of contractual waivers which are in effect through August 1, 2020.
(††) Commencement date for the Institutional Plus Class was October 28,
2011.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2010. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class. Bloomberg Barclays
U.S. Aggregate Bond Index is an unmanaged index and covers the USD-
denominated, investment-grade, fixed-rate, taxable bond market of SEC-
registered securities. The index includes bonds from the Treasury, Government
Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs),
ABS and CMS sectors. The index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the index.
Portfolio Composition as of March 31, 2020
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
U.S. Government Mortgage Backed Securities 31.4%
Corporate Bonds 28.7%
U.S. Treasury Securities 17.7%
Non-Agency Residential Mortgage Backed Securities 7.9%
Non-Agency Commercial Mortgage Backed Securities 7.0%
Asset Backed Securities 4.1%
Municipals 1.7%
Short-Term Investments 1.5%
100.0%
Portfolio Analysis as of March 31, 2020
(Portfolio composition is subject to change)
Weighted Average to Maturity: 12.2 years
Average Annual Total Returns for the Year Ended March 31, 2020*
1 Year 5 Year 10 Year
Tributary Income Fund — Institutional
Class 7.27% 3.14% 3.92%
Bloomberg Barclays U.S. Aggregate Bond
Index 8.93% 3.36% 3.88%
Prospectus Expense Ratio (Gross/Net)† 1.48% 0.73%
Expense Ratio for the Year Ended March
31, 2020 (Gross/Net) 1.52% 0.75%
1 Year 5 Year
Since
Inception ††
Tributary Income Fund — Institutional
Plus Class 7.47% 3.30% 3.66%
Bloomberg Barclays U.S. Aggregate Bond
Index 8.93% 3.36% 3.31%
Prospectus Expense Ratio (Gross/Net)† 0.82% 0.55%
Expense Ratio for the Year Ended March
31, 2020 (Gross/Net) 0.82% 0.56%

NEBRASKA TAX-FREE FUND (Unaudited)
Annual Report 2020

Investment Objective
The Tributary Nebraska Tax-Free Fund seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with the preservation of capital.
Manager Commentary
The trailing 12-months are perhaps best understood as consisting of two distinct time periods. The first 2 or 3 quarters of the fiscal year were marked by geopolitical unease—the ongoing trade dispute with China, unrest in Hong
Kong and the looming BREXIT deadline—offset by increasingly dovish central banks and periods of optimism. The economy slowed somewhat early in the fiscal year, but leveled off at around a 2.1% annualized GDP growth rate for most of 2019, with consumer sectors showing modest growth and industrial-focused data showing weakness. In July the Federal Reserve lowered its policy rate for the first time since 2008 to support the economy, and remained accommodative for the remainder of the year. Everything changed, however, during the final quarter of the fiscal year as two new words were introduced into the investor lexicon—coronavirus and quarantine. The highly contagious respiratory illness, technically called COVID-19, was first reported in the Hubei province of China in late 2019, but quickly spread across the globe. Needless to say, the regular analysis of geopolitical and economic data suddenly took a back seat, and headlines no longer focused on China trade updates or Democratic primary results. To slow the rapid spread of the virus, governments worldwide instituted shutdowns and quarantines, in what amounted to a necessary but painful slamming on the economic brakes. The financial markets reacted quickly to the growing fear of a global economic collapse, causing stocks to sell off and fixed income spreads to rapidly and dramatically widen. The Federal Reserve wasted no time providing support to the economy and the markets, and by March 15th had cut its target overnight rate to the zero bound, while also initiating massive new asset purchases focused on maintaining liquidity and ensuring smooth functioning of the bond markets. Congress also quickly passed the $2+ trillion CARES Act in an effort to cushion the economic impact of government mandated business closures. For its part, the Nebraska economy saw mixed results for most of the past year. As of the end of February unemployment had ticked up to 3.1%
from 2.8% the year before, still well below the national rate of 3.5%, while personal income (up 4.9% year-over-year) and wages (up 5.4%) remained above the national averages. The real estate market was mixed as home prices continued to appreciate, but new construction building permits were down year-over-year. The preliminary trade deal with China in the fourth quarter of 2019 should have improved the outlook for the agriculture sector for the state, but the COVID-19 pandemic has driven commodity prices lower, with hog prices down nearly 50%, cattle -25%, corn -20% and soybeans -15%.
This data is clearly unsettling for a state that derives as much revenue from the agricultural sector as Nebraska, but most of the states’ municipalities came into this crisis with healthy finances and should be able to withstand the near-
term pressure.
The Tributary Nebraska Tax-free Fund returned 3.71% (net, Institutional
Plus) for the year ended March 31, 2020 compared to a 3.31% return for the Bloomberg Barclays 1-15yr Municipal Blend Index. The largest driver of returns in the bond market over the past year was the significant drop in U.S.
Treasury yields across the maturity spectrum, with long-term yields reaching historic lows. Municipal yields fell as well and the curve bull flattened, with
2-year yields falling 42 bps and the 30-year falling by 61 bps. Despite the rally, tax-exempt municipal yields didn’t keep up with risk free rates, and became as cheap as they have ever been as a percent of U.S. Treasuries. For perspective, the 10-year average of the 10-year MMD/TSY ratio was 89% at the beginning of 2020, but reached 365% by late March. The 2-year municipal/treasury ratio saw even more drastic cheapening, as its 5 year average was 78% on March
1st and reached nearly 889% just three weeks later. Due to the rapid risk-off move in the market during the final month of the fiscal year, lower quality issuers suffered, causing BBB-rated credits to underperform their AAA-rated counterparts by over 3% for the year. The Fund outperformed its benchmark this year, driven largely by the higher quality of the portfolio relative to the broader market, along with strong security selection. For reference, the Fund owns essentially no BBB-rated bonds, compared to nearly 8% exposure in the benchmark. The generally strong credit quality of most Nebraska issuers insulated the Fund from wider yield spreads assigned to weaker credits. The largest detractor from performance was the Fund’s lower duration on average compared to the benchmark, which hampered return given the swift decline in yields. The Fund’s negative convexity relative to the benchmark—due to the prevalence of 5-year call options on many Nebraska bonds—also drove some relative underperformance as price appreciation lagged on those bonds.
During the year the Fund’s overall sector allocation changed slightly, as the Fund increased its general obligation allocation from 38% to 43% and correspondingly reduced its revenue exposure from 57% to 52%. We actively sought out securities with longer call protection to increase our exposure to the
7-10-year portion of the curve, given that the majority of municipal issuance in the state comes with a 5-year call structure. In terms of credit quality there was no significant change during the year, as the Fund maintained a AA-
weighted average credit rating.
As we entered the new year for the Fund, the panic and fear of March began to slowly fade. As quickly as sentiment deteriorated, the swift and massive stimulus provided by the Federal Reserve and Congress via the CARES act seemed to turn the tide back toward cautious optimism. Perhaps more importantly, it appeared that COVID-19 infection rates were slowing in Italy, and parts of China were beginning to reopen. Nonetheless, there remains a large amount of uncertainty with regard to the path of the virus and the impact on the economy due to forced closures of businesses and events. An orchestrated shut down of large portions of the global economy all at once is unprecedented, so there is no history to guide us. As always, the key for market participants is determining what is priced into markets relative to possible outcomes. For the municipal market, the outlook is very uncertain over the near term. Revenues have declined significantly and may never be made up, leaving large budget deficits. The federal government has offered some relief through the CARES act and the Federal Reserve has initiated new municipal lending programs, but it likely won’t be enough to fully offset the loss of tax revenue. Whether municipalities make up the shortfall through additional federal aid, higher taxes, or additional debt issuance, one thing is certain—broad credit metrics will deteriorate, and thus credit ratings will likely see downward pressure. With respect to Nebraska, we are nevertheless

NEBRASKA TAX-FREE FUND (Unaudited)
Annual Report 2020

constructive on the long-term outlook for the state’s issuers, driven by the fact that most issuers had strong credit metrics heading into this pandemic and have historically operated in a fiscally conservative manner. Having said that, we will be watching the fallout from the weak agricultural sector for signs of credit stress on municipalities. In terms of positioning, we have moved the
Fund to a neutral duration exposure relative to the benchmark, with a focus on the 5-10 year segment of the curve.
As always, we remain committed to seeking prudent, value-enhancing investment opportunities consistent with our disciplined approach of managing for the long-term.
Return of a $10,000 Investment as of March 31, 2020
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The Fund’s Institutional Plus Class performance for periods prior to the commencement of operations (1/1/16) is that of a common trust fund managed by First National Bank of Omaha. The common trust fund commenced operations on December 31, 2007.
(††) The expense ratios are from the Fund’s prospectus dated August
1, 2019. Net expense ratios are net of contractual waivers which are in effect through August 1, 2020.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2010. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The Bloomberg Barclays 1-15 Year Municipal Blend Index represents the performance of municipal bonds with maturities from 1 to 17 years. The
Bloomberg Barclays Municipal Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed tax exempt bond market. The index includes state and local general obligation, revenue, insured, and pre-refunded bonds. The Bloomberg Barclays Municipal Bond
Index was incepted in January 1980. The index does not reflect the fees and expenses associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot invest directly in the index.
Portfolio Composition as of March 31, 2020
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Municipals 99.0%
U.S. Government Mortgage Backed Securities 0.9%
Short-Term Investments 0.1%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2020*
1 Year 5 Year 10 Year
Tributary Nebraska Tax-Free Fund —
Institutional Plus Class 3.71% 2.46% 3.13%
Bloomberg Barclays 1-15 Year Municipal
Blend Index (1-17) 3.31% 2.74% 3.51%
Bloomberg Barclays Municipal Bond
Index 3.85% 3.19% 4.15%
Prospectus Expense Ratio (Gross/Net)† 0.66% 0.45%
Expense Ratio for the Year Ended March
31, 2020 (Gross/Net) 0.65% 0.45%

BALANCED FUND (Unaudited)
Annual Report 2020

Investment Objective
The Tributary Balanced Fund seeks capital appreciation and current income.
Manager Commentary
For the fiscal year ended March 31, 2020, the Tributary Balanced Fund return was -1.34% for the Institutional Plus share class. As compared to the Composite Index (60% Russell 3000; 40% Bloomberg Barclays U.S.
Intermediate Government/Credit Bond Index), the Fund outperformed the benchmark return of -2.49%. The Balanced Fund significantly outperformed the Morningstar 50 – 70% Stock Allocation category by 3.00%.
There are three primary drivers of relative performance. First, the asset allocation mix between stocks, bonds, and cash. For most of the fiscal year, the portfolio management team overweighted equities with an average allocation of 62.2% and underweighted bonds with an average exposure of
34.9%. Although equities underperformed bonds, this tactical decision had a negligible impact on relative performance as we reduced the stock allocation in February 2020, before most of the market sell-off. Second, stock selection positively impacted relative performance. Individual stock holdings returned
-5.31%, well ahead of the Russell 3000 Index return of -9.13%. Third, fixed income return negatively impacted relative performance. Individual bond holdings returned +6.39%, modestly behind the Bloomberg Barclays U.S.
Intermediate return of +6.88%.
In equities, we drove our excess returns from owning the right companies, not rotating sectors. Our sector allocation was a slightly positive over the last year, primarily from our underweight exposure to financials. Stock selection was positive in healthcare, real estate, information technology, financials, utilities, and basic materials. The top five contributors were Citrix Systems (information technology), Microsoft (information technology), NextEra Energy (utilities),
Apple (information technology) and LHC Group (healthcare). Stock selection was negative in energy and consumer staples. The bottom five detractors from performance include Royal Caribbean Cruises (consumer discretionary),
Diamondback Energy (energy), Ulta Beauty (consumer discretionary),
Schlumberger (energy), and EOG Resources (energy).
In fixed income, the largest driver of returns over the past year was the significant drop in U.S. Treasury yields across the maturity spectrum, with long-term yields reaching historic lows. Due to the rapid risk-off move during the final month of the fiscal year, Treasuries were by far the best performing sector in the bond market. Risk assets suffered losses in March, with corporate bonds, CMBS and Agency MBS returns lagging the Index as yield spreads widened. Individual bonds in the Balanced Fund underperformed the benchmark, primarily due to the decision to underweight U.S. Treasuries and overweight non-agency CMBS and ABS sectors.
As we exit the current fiscal year, news flow on COVID-19 continues to dominate the economic and market outlook. The novel coronavirus pandemic originated in China in December of 2019. It was commonly thought that the economic impact would be limited to a disruption in supply chains.
However as the virus spread throughout the U.S. and Europe it became apparent that global demand would also be affected. Capital markets began a precipitous decline in mid-February as it became apparent that the U.S.
was facing a pandemic. The rapid onset of the virus and the coordinated shutdown of vast swathes of the economy at home and abroad to limit its spread have dramatically impacted all areas of business and daily life. U.S.
fiscal and monetary responses to limit the toll on the economy have been rapid and are already surpassing the actions taken during the financial crisis more than a decade ago, yet investors are left with more questions than answers in determining how fast the economy will recover.
In this uncertain environment, we have moved the portfolio to a modestly defensive bias. As of March 31st, the stock allocation was 56.8% which is below the 60% target in the Composite Index. We believe the extent of the economic decline will lead to a significant drop in company profitability. In equities, we have maintained a defensive position implemented in the fall of 2018. Sector tilts continue to favor defensive areas, such as utilities and communication services, while maintaining lower exposure to financials and consumer discretionary. In fixed income, we are focused on a higher-quality bias given the economic uncertainty, but have recently started to selectively add to risk assets.
We advocate staying invested in volatile markets as patient investors will be rewarded for maintaining their allocation. Our well-diversified portfolio with a high quality bias is prudent for our shareholders at this point. While we are encouraged with the aggressive actions taken by both the federal government and Federal Reserve, most companies are reporting negative business outlooks or removing guidance. As the U.S. economy begins to re-open, we will closely monitor the economic activity and impact on company fundamentals. We have the option to move the Fund to a more aggressive stance once market conditions stabilize and subsequently improve.
As always, we remain committed to owning value-enhancing equity and bond investment opportunities consistent with our disciplined approach of managing for the long-term.

BALANCED FUND (Unaudited)
Annual Report 2020

Return of a $10,000 Investment as of March 31, 2020
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1, 2019.
Net expense ratios are net of contractual waivers which are in effect through
August 1, 2020.
(††) Commencement date for the Institutional Plus Class was October 14, 2011.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods. Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31, 2010.
Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional Class based on differences in fees borne by each class. The Composite Index is intended to provide a single benchmark that more accurately reflects the composition of securities held by the Fund. Sixty percent of the Composite Index is comprised of the Russell
3000 Index and forty percent of the Composite index is comprised of the Bloomberg
Barclays U.S. Intermediate Government/Credit Bond Index. The Russell 3000 Index
seeks to be a benchmark of the entire U.S. stock market. More specifically, this index encompasses the 3,000 largest U.S.-traded stocks, in which the underlying companies are all incorporated in the U.S. The Bloomberg Barclays U.S. Intermediate
Government/Credit Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2020
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Government Securities 18.7%
Information Technology 15.1%
Financials 10.8%
Health Care 8.9%
Communication Services 7.2%
Industrials 6.8%
Consumer Discretionary 6.5%
Consumer Staples 5.4%
Short-Term Investments 3.9%
Asset Backed Securities 2.6%
Utilities 2.6%
Real Estate 2.5%
Non-Agency Commercial Mortgage Backed Securities 2.4%
U.S. Government Mortgage Backed Securities 2.1%
Materials 1.7%
Non-Agency Residential Mortgage Backed Securities 1.5%
Energy 1.3%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2020*
1 Year 5 Year 10 Year
Tributary Balanced Fund — Institutional
Class -1.52% 3.67% 7.54%
60% Russell 3000, 40% Barclays US
Intermediate Govt /Credit Bond Index -2.49% 4.83% 7.56%
Bloomberg Barclays US Intermediate
Government/Credit Bond In dex 6.88% 2.76% 3.14%
Russell 3000 Index -9.13% 5.77% 10.15%
Prospectus Expense Ratio (Gross/Net)†  1.28%  1.04%
Expense Ratio for the Year Ended March
31, 2020 (Gross/Net)  1.28%  1.04%
1 Year 5 Year
Since
Inception ††
Tributary Balanced Fund — Institutional
Plus Class -1.34% 3.85% 7.48%
60% Russell 3000, 40% Barclays US
Intermediate Govt /Credit Bond Index -2.49% 4.83% 8.00%
Bloomberg Barclays US Intermediate
Government/Credit Bond Index 6.88% 2.76% 2.69%
Russell 3000 Index -9.13% 5.77% 11.08%
Prospectus Expense Ratio (Gross/Net)†  1.04%  0.85%
Expense Ratio for the Year Ended March
31, 2020 (Gross/Net)  1.03% 0.85%

GROWTH OPPORTUNITIES FUND (Unaudited)
Annual Report 2020

Investment Objective
The Tributary Growth Opportunities Fund seeks long-term capital appreciation.
Manager Commentary
For the fiscal year ended March 31, 2020, the Tributary Growth Opportunities
Fund delivered a loss of 11.76%. This trailed the benchmark Russell Midcap
Growth index by 2.31% and also trailed Peer Group returns by 0.6%.
Entering the fiscal year, equity markets were in the process of recovering from a round of sharp corrections that transpired over the prior quarter. While the markets were off to a solid start and showing a trend of lower volatility, it was a rough start for the Fund—as a tough earnings season, particularly within our information technology holdings— had us trailing benchmark returns by over 2%.
We remained steadfast in sticking to our investment processes, working diligently to upgrade the quality of our holdings in this area. By the end of the fiscal year, our information technology contribution wasn’t that much of a factor. If anything, our underweighting of the group was about as costly as our selection—and combined, resulted in only 0.3% in erosion. In fact, this group ended up being our best performing sector in the final quarter, as we were able to beat benchmark returns by 2% in a very volatile environment.
While we are proud of that achievement, overall it was a challenging year for the Fund. It seemed like most of the year was focused on trade tensions with China, and with earnings growth trying to find a bottom for most of our companies. With a very supportive backdrop from the Federal Reserve and other global central banks, we saw a generally lower volatility trend going through the end of the calendar year. In essence, the equity markets were discounting better growth ahead.
For the Fund, it’s usually stock selection that is the deciding factor for us—and is a primary reason why we spend a lot of time on just that. For the fiscal year, consumer staples was our worst sector group, where we encountered a 22%
loss compared to the benchmark’s gain of 2%. This isn’t a large group by any means, but is very defensive by nature. The biggest swing we saw in the sector was in March 2020—the final month of the fiscal year—where we had two stocks (Lamb Weston and Post Holdings) absorbing declines of over 25%.
Simply put, the Fund was stress-tested in February and March this year—and our Staples holdings were not nearly as defensive as we expected they would
be.
We did have a couple of bright spots, however. In particular, our communication services holdings served us well, as we encountered a 5.7% loss versus a benchmark return that lost almost 20%. Our ownership of Zynga, a company that produces online and mobile games, held its value and them some in a very uncertain environment, gaining over 21% over its brief holding period.
We also did well in healthcare, as our 1.1% loss beat benchmark returns by over 3%. Most of those gains were captured over the first 3 quarters of the fiscal year.
Obviously, some discussion of the highly volatile market environment borne by events surrounding the coronavirus is relevant, as we exit the current fiscal year and consider the market outlook. The novel coronavirus pandemic originated in China in December of 2019. It was commonly thought that the economic impact would be limited to a disruption in supply chains. However as the virus spread throughout the U.S. and Europe it became apparent that global demand would also be affected. Capital markets began a precipitous decline in mid-February as it became apparent that the U.S. was facing a pandemic. The rapid onset of the virus and the coordinated shutdown of vast swathes of the economy at home and abroad to limit its spread have dramatically impacted all areas of business and daily life. U.S. fiscal and monetary responses to limit the toll on the economy have been rapid and are already surpassing the actions taken during the financial crisis more than a decade ago, yet investors are left with more questions than answers in determining how fast the economy will recover.
As discussed previously, this volatile period of rapid market decline was a stress test of sorts for the Fund. Some segments performed very well—like information technology—and some areas didn’t-- like staples, healthcare and industrials. To that end, we were fortunate that the Fund was very well diversified, as we were able to shift weightings within the portfolio in response to a rapidly unfolding market environment. Yet, obviously, in some market segments, we were positioned quite aggressively with companies having improving growth prospects, but perhaps possessing weaker than average balance sheets. It was a tough lesson to learn.
As we look into the new fiscal year, we have moved the portfolio to a modestly defensive bias—with an emphasis on owning companies with strong balance sheets and durable cash flow profiles. During times of heightened uncertainty, we believe a well-diversified portfolio with a high quality bias makes the most sense for our shareholders. While we are encouraged with the aggressive actions from both monetary and fiscal authorities, we are certainly entering a period a revenue and earnings contraction. We expect that events surrounding the spreading of coronavirus, and a move back to more normal economic activity will be the focus for most investors as we look forward. While we are positioned a little more defensively than in the past, we also have the ability the move the portfolio to a more aggressive stance once market conditions stabilize and start to improve. Still, our focus remains on generating above average risk adjusted returns by primarily improving upon stock selection—
and will remain mindful of controlling our risks through diversification during this uncertain time.

GROWTH OPPORTUNITIES FUND (Unaudited)
Annual Report 2020

Return of a $10,000 Investment as of March 31, 2020
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1, 2019.
Net expense ratios are net of contractual waivers which are in effect through
August 1, 2020.
(††) Commencement date for the Institutional Plus Class was October 14, 2011.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods. Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31, 2010.
Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional Class based on differences in fees borne by each class.
The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Fund’s primary index is the Russell Midcap Growth Index, however to provide a broader market comparative, the S&P 500 Index is a secondary benchmark. The S&P 500
Index is a broad based index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, that measures the U.S. stock market as a whole.
The index is heavily weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2020
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Information Technology 34.5%
Health Care 17.0%
Industrials 13.8%
Consumer Discretionary 12.3%
Financials 4.6%
Communication Services 4.4%
Consumer Staples 3.3%
Real Estate 3.0%
Materials 1.4%
Utilities 1.3%
Energy 0.0%
Short-Term Investments 4.4%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2020*
1 Year 5 Year 10 Year
Tributary Growth Opportunities Fund —
Institutional Class -11.93% 3.83% 9.68%
Russell Midcap Growth Index -9.45% 5.61% 10.89%
S&P 500® Index -6.98% 6.73% 10.53%
Prospectus Expense Ratio (Gross/Net)†  1.34%  1.11%
Expense Ratio for the Year Ended March
31, 2020 (Gross/Net)  1.36% 1.11%
1 Year 5 Year
Since
Inception ††
Tributary Growth Opportunities Fund —
Institutional Plus Class -11.76% 4.03% 9.81%
Russell Midcap Growth Index -9.45% 5.61% 11.23%
S&P 500® Index -6.98% 6.73% 11.53%
Prospectus Expense Ratio (Gross/Net)†  0.97% 0.94%
Expense Ratio for the Year Ended March
31, 2020 (Gross/Net)  0.96%  0.94%

SMALL/MID CAP FUND (Unaudited)
Annual Report 2020

Investment Objective
The Tributary Small/Mid Cap Fund seeks long-term capital appreciation.
Manager Commentary
The Tributary Small/Mid Cap Fund was established on August 1, 2019. From inception through March 31, 2020, the Fund returned -19.63% compared to a decline of -24.32% for the Russell 2500 Index and -29.01% for the Russell
2500 Value Index.
While the fourth quarter of 2019 was a period of strong performance for the
Russell 2500 benchmark (+8.5%), the most significant factor driving returns for the market and the Fund in the period from August 1, 2019 through
March 31, 2020 was the novel coronavirus pandemic that originated in China in December of 2019. Initially, it was commonly thought that the economic impact would be limited to a disruption in supply chains. However as the virus spread throughout the U.S. and Europe it became apparent that global demand would also be affected. Capital markets began a precipitous decline in mid-
February 2020 as it became apparent that the U.S. was facing a pandemic. The rapid onset of the virus and the coordinated shutdown of vast swathes of the economy at home and abroad to limit its spread have dramatically impacted all areas of business and daily life. U.S. fiscal and monetary responses to limit the toll on the economy have been rapid and are already surpassing the actions taken during the financial crisis more than a decade ago, yet investors are left with more questions than answers in determining how fast the economy will recover.
The best performing sectors in the Russell 2500 from August 1, 2019 through
March 31, 2020 were healthcare (-9%), utilities (-14%) and information technology (-16%). The weakest performing sectors in the Russell 2500 over this period were energy (-66%), consumer discretionary (-36%) and financials
(-30%).
The Tributary Small/Mid Cap Fund’s strongest relative performance over this period came from consumer discretionary, industrials, materials and real estate sectors. In the consumer discretionary sector, Tractor Supply Company was among the portfolio’s better holdings due to its exposure to animal feed and medicines, as well as farm and ranch supplies. Franklin Electric, a manufacturer of pumps for water and fuel systems, performed well in the industrials sector.
Balchem, a specialty ingredients manufacturer held in the materials sector, performed well due to its human and animal nutrition businesses. In the real estate sector, Easterly Government Properties is a REIT that was a significant contributor to the Fund’s sector return due to a comparatively defensive business model with the government as a steady customer.
The Fund’s weakest relative performance was experienced in the information technology, energy, and healthcare sectors. MTS Systems was a detractor in the technology sector. MTS, which manufactures testing systems and sensors used in R&D processes, has experienced soft sales in its automotive end markets, and has higher than normal debt levels due to several recent acquisitions.
In the energy sector, our holdings were negatively impacted by the decline in crude oil prices. Oil prices accelerated lower in mid-February 2020 as investors began considering how much impact the coronavirus would have on global growth. Additionally, in March, Saudi Arabia and Russia failed to reach an agreement on oil production levels and prices, kicking off a production and price war. With the challenges faced by the sector, we sold portfolio holdings Callon Petroleum and Matador Resources, and consolidated those investments into another portfolio holding, Parsley Energy, which we believe is a high quality energy company. Integra LifeSciences, a healthcare holding, is a manufacturer of medical instruments and devices. The expected strains on healthcare facilities related to COVID-19 will likely result in softer sales for
Integra, due to a short-term decline in elective medical procedures.
Our approach to investing focuses on owning a fully invested, diversified portfolio of quality businesses at attractive prices. We believe the companies in our portfolio will continue to grow their intrinsic value for our shareholders and represent value that will be rewarded by the market over time.
Return of a $10,000 Investment as of March 31, 2020

SMALL/MID CAP FUND (Unaudited)
Annual Report 2020

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2019. Net expense ratios are net of contractual waivers which are in effect through August 1, 2020.
(††) Commencement date for the Institutional and Institutional Plus Class was August 2, 2019 and August 1, 2019, respectively.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on August 2,
2019. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class.
The Russell 2500 Index measures the performance of the small to midcap segment of the U.S. equity universe, commonly referred to as “smid” cap.
The Russell 2500 Index is a subset of the Russell 3000®Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500 Index is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set. The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the U.S. equities universe. It includes those Russell 2500 companies that are considered more value oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 2500 Value Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap growth market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2020
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Financials 16.5%
Health Care 16.4%
Industrials 16.4%
Information Technology 16.4%
Consumer Discretionary 10.2%
Real Estate 8.2%
Materials 6.5%
Utilities 2.8%
Consumer Staples 2.1%
Communication Services 1.7%
Energy 0.9%
Short-Term Investments 1.9%
100.0%
Average Annual Total Returns for the Period Ended March 31, 2020*
Since
Inception ††
Tributary Small/Mid Cap Fund — Institutional Class -19.78%
Russell 2500 Index -23.58%
Russell 2500 Value Index -28.43%
Prospectus Expense Ratio (Gross/Net)† 2.09%  1.20%
Expense Ratio for the Period Ended March 31, 2020 (Gross/Net) 70.42%  1.17%
Since
Inception ††
Tributary Small/Mid Cap Fund — Institutional Plus Class -19.63%
Russell 2500 Index -24.32%
Russell 2500 Value Index -29.01%
Prospectus Expense Ratio (Gross/Net)† 1.84% 0.95%
Expense Ratio for the Period Ended March 31, 2020 (Gross/Net) 6.52%  0.93%

SMALL COMPANY FUND (Unaudited)
Annual Report 2020

Investment Objective
The Tributary Small Company Fund seeks long-term capital appreciation.
Manager Commentary
For the year ended March 31, 2020, Tributary Small Company Fund returned
-24.71% (Institutional Class at NAV) and -24.55% (Institutional Plus Class
at NAV) compared to -23.99% for the Russell 2000 Index and -29.64% for
the Russell 2000 Value Index.
The 12-month return ending March 31, 2020 was down considerably, but that was not the case for most of the period. From March 31, 2019 until early
October of 2020, the market bounced back and forth between small gains and small losses. Beginning in early October of 2020, the market would begin to climb, resulting in the Russell 2000 generating a return of approximately
+11.5% from March 31, 2019 through February 20, 2020. Then, COVID-19 would enter the picture in a significant way. The novel coronavirus pandemic originated in China in December of 2019. It was commonly thought that the economic impact would be limited to a disruption in supply chains. However as the virus spread throughout the U.S. and Europe it became apparent that global demand would also be affected. Capital markets began a precipitous decline in mid-February as it became apparent that the U.S. was facing a pandemic. From February 20, 2020 through March 18, 2020, the Russell
2000 would decline 41.5%, followed by a rally from March 18, 2020 to the end of the month of +16.6% in the Russell 2000. The rapid onset of the virus and the coordinated shutdown of vast swathes of the economy at home and abroad to limit its spread have dramatically impacted all areas of business and daily life. U.S. fiscal and monetary responses to limit the toll on the economy have been rapid and are already surpassing the actions taken during the financial crisis more than a decade ago, yet investors are left with more questions than answers in determining how fast the economy will recover.
The best performing sectors in the Russell 2000 over the last 12 months were utilities (-5%), information technology (-11%) and healthcare (-11%). The weakest performing sectors in the Russell 2000 over the last 12 months were energy (-70%), consumer discretionary (-40%) and materials (-37%).
The Tributary Small Company Fund’s strongest relative performance came from the real estate and financial economic sectors. In the real estate sector,
Easterly Government Properties was the largest contributor to the Fund’s sector return in the last 12 months due, in part, to a comparatively defensive business model with a steady Government customer. Agree Realty and Getty
Realty also outperformed the Russell 2000 real estate sector return over the last 12 months. In the financial sector, the Fund’s better relative performance was driven primarily by Selective Insurance Group and Stifel Financial, combined with relatively stronger performance from the Fund’s bank stocks.
The Tributary Small Company Fund’s weakest relative performance came from the energy and consumer discretionary economic sectors. In the energy sector, Callon Petroleum and Matador Resources were negatively impacted by the decline in crude oil prices that began in early January of 2020. Oil prices continued to accelerate lower in mid-February as investors began considering how much impact the coronavirus would have on global growth.
Additionally, in March, Saudi Arabia and Russia failed to reach an agreement on oil production levels and prices, kicking off a production and price war.
As domestic oil producers, Callon and Matador’s future results were expected to deteriorate and some investors were likely concerned about their financial viability. Both companies were sold from the Fund and replaced with a higher quality oil producer in Parsley Energy. In the consumer discretionary sector, value stocks tended to fare worse than growth stocks. In addition, deep cyclical companies, such as homebuilders, performed very well. The Fund’s exposure to growth stocks and deep cyclicals is limited. Lastly, stocks with China trade/
tariff exposure did not fare well, such as Fund holdings G-III Apparel, Dorman
Products and Movado.
Our approach to investing focuses on owning a fully invested, diversified portfolio of quality businesses at attractive prices. We believe the companies in our portfolio will continue to grow their intrinsic value for our shareholders and represent value that will be rewarded by the market over time.

SMALL COMPANY FUND (Unaudited)
Annual Report 2020

Return of a $10,000 Investment as of March 31, 2020
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower to higher. Total returns include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.tributaryfunds.com.
(†) The expense ratios are from the Fund’s prospectus dated August 1,
2019. Net expense ratios are net of contractual waivers which are in effect through August 1, 2020.
(††) Commencement date for the Institutional Plus Class was December 17,
2010.
(*) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment performance reflects contractual fee waivers in effect for certain periods.
Without these fee waivers, the performance would have been lower.
The line chart assumes an initial investment of $10,000 made on March 31,
2010. Total return is based on net change in net asset value (“NAV”) assuming reinvestment of all dividends and other distributions.
The performance of Institutional Plus Class will be different than Institutional
Class based on differences in fees borne by each class.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the
Russell 3000®Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equities universe. It includes those
Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management, administration and other operational fees. Investors cannot directly invest in the indices.
Portfolio Composition as of March 31, 2020
Percentage Based on Total Value of Investments
(Portfolio composition is subject to change)
Information Technology 18.2%
Financials 17.9%
Industrials 17.1%
Health Care 15.0%
Real Estate 8.3%
Consumer Discretionary 8.2%
Utilities 5.1%
Materials 4.3%
Communication Services 1.6%
Energy 0.6%
Short-Term Investments 3.7%
100.0%
Average Annual Total Returns for the Year Ended March 31, 2020*
1 Year 5 Year 10 Year
Tributary Small Company Fund —
Institutional Class -24.71% -0.20% 6.55%
Russell 2000 Index -23.99% -0.25% 6.90%
Russell 2000 Value Index -29.64% -2.42% 4.79%
Prospectus Expense Ratio (Gross/Net)† 1.30% 1.20%
Expense Ratio for the Year Ended March
31, 2020 (Gross/Net) 1.34% 1.21%
1 Year 5 Year
Since
Inception ††
Tributary Small Company Fund —
Institutional Plus Class -24.55% 0.01% 5.55%
Russell 2000 Index -23.99% -0.25% 5.77%
Russell 2000 Value Index -29.64% -2.42% 3.94%
Prospectus Expense Ratio (Gross/Net)†  1. 08% 0.9 9%
Expense Ratio for the Year Ended March
31, 2020 (Gross/Net)  1. 0 5% 0.98%

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
SHORT-INTERMEDIATE BOND FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 34.5%
Asset Backed Securities - 16.4%
$ 781,793 Ascentium Equipment Receivables
Trust, 3.27%, 10/12/21 (a) $ 781,911
377,919 Ascentium Equipment Receivables
Trust, 2.29%, 06/10/21 (a) 376,415
458,945 Brazos Higher Education Authority,
Inc. (USD 3 Month LIBOR + 0.85%),
2.64%, 07/25/29 (b) 456,276
142,988 Canadian Pacer Auto Receivables Trust,
2.05%, 03/19/21 (a) 142,689
1,330,000 Capital One Multi-Asset Execution
Trust, 2.08%, 03/15/23 1,329,125
203,888 CCG Receivables Trust REMIC, 2.50%,
06/16/25 (a) 203,456
1,359,187 CCG Receivables Trust REMIC, 3.09%,
12/15/25 (a) 1,355,232
645,000 Citibank Credit Card Issuance Trust,
2.49%, 01/20/23 649,709
933,650 Cloud Pass-Through Trust, 3.55%,
12/05/22 (a)(c) 937,376
1,908,000 Colony American Finance, Ltd., 1.83%,
03/15/50 (a) 1,836,053
1,664,397 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 1,680,045
1,458,987 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 1,503,252
1,500,000 DLL Securitization Trust, 2.08%,
02/21/23 (a) 1,460,655
400,745 Flagstar Mortgage Trust, 4.00%,
07/25/48 (a)(c) 397,264
276,527 Goal Capital Funding Trust (USD 3
Month LIBOR + 0.70%), 2.38%,
08/25/48 (a)(b) 267,454
911,986 Great American Auto Leasing, Inc.,
2.97%, 06/15/21 (a) 910,894
1,850,000 GTE Auto Receivables Trust, 2.17%,
12/15/22 (a) 1,821,475
1,094,276 Honda Auto Receivables Owner Trust,
2.75%, 09/20/21 1,091,639
621,499 Missouri Higher Education Loan
Authority (USD 1 Month LIBOR +
0.83%), 1.78%, 01/26/26 (b) 617,745
163,136 MMAF Equipment Finance, LLC,
2.57%, 06/09/33 (a) 163,042
1,355,000 MMAF Equipment Finance, LLC,
2.84%, 11/13/23 (a) 1,315,430
2,000,000 Pawnee Equipment Receivables, 2.29%,
10/15/24 (a) 1,972,847
Principal
Amount
Security
Description Value
$ 587,876 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
1.54%, 12/24/33 (a)(b) $ 582,232
146,936 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.53%),
1.37%, 12/24/33 (a)(b) 144,855
910,673 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 2.79%,
10/25/21 (b) 885,906
1,224,588 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 3.44%,
07/25/22 (b) 1,131,997
741,821 SLM Student Loan Trust (USD 3
Month LIBOR + 1.70%), 3.49%,
07/25/23 (b) 698,104
919,347 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 3.29%,
04/25/23 (b) 907,622
348,029 Social Professional Loan Program Trust,
2.64%, 08/25/47 (a) 345,957
737,241 Sofi Consumer Loan Program Trust,
3.35%, 04/26/27 (a) 730,392
881,162 SoFi Consumer Loan Program Trust,
2.02%, 01/25/29 (a) 819,335
1,017,163 SoFi Consumer Loan Program Trust,
2.77%, 05/25/26 (a) 1,008,324
1,000,000 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) 1,005,574
707,254 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 692,836
383,416 Toyota Auto Receivables Owner Trust,
1.93%, 01/18/22 383,281
1,730,000 Toyota Auto Receivables Owner Trust,
1.67%, 11/15/22 1,721,793
631,563 Vantage Data Centers Issuer, LLC,
4.07%, 02/16/43 (a) 617,362
32,945,554
Non-Agency Commercial Mortgage Backed Securities - 7.8%
1,630,000 BANK 2019-BNK16, 3.93%, 02/15/52 1,716,836
1,840,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,895,148
900,000 Cantor Commercial Real Estate
Lending, 3.62%, 04/15/24 946,797
1,166,000 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 1,215,715
1,676,237 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.77%,
09/10/45 (a)(c) 57,449

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
SHORT-INTERMEDIATE BOND FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 976,126 COMM Mortgage Trust Interest Only
REMIC, 1.04%, 03/10/46 (c) $ 20,685
555,089 COMM Mortgage Trust REMIC,
3.39%, 08/10/47 567,495
1,265,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.63%, 11/15/36 (a)(b) 1,060,946
35,919 DBUBS Mortgage Trust Interest Only
REMIC, 0.28%, 08/10/44 (a)(c) 81
4,235,321 GS Mortgage Securities Trust Interest
Only REMIC, 1.33%, 08/10/44 (a)(c) 50,872
1,055,887 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(c) 973,651
571,097 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 10/13/24 568,789
1,266,675 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) 1,281,711
211,307 LSTAR Commercial Mortgage Trust
REMIC, 3.13%, 04/20/48 (a)(c) 210,950
412,432 LSTAR Commercial Mortgage Trust
REMIC, 1.82%, 03/10/49 (a) 410,925
1,254,758 Morgan Stanley Bank of America
Merrill Lynch Trust Interest Only
REMIC, 0.98%, 12/15/48 (c) 26,387
1,217,060 Morgan Stanley Bank of America
Merrill Lynch Trust REMIC, 3.48%,
06/15/47 1,246,436
1,307,512 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 1,306,239
527,836 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 529,551
48,973 Wells Fargo Commercial Mortgage
Trust REMIC, 2.97%, 09/15/48 48,908
111,545 Wells Fargo-RBS Commercial Mortgage
Trust Interest Only REMIC, 0.79%,
02/15/44 (a)(c) 415
247,042 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.30%, 06/15/45 246,299
16,625 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.70%, 03/15/45 16,731
1,200,000 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 3.65%, 12/15/46 1,192,375
15,591,391
Non-Agency Residential Mortgage Backed Securities - 10.3%
246,981 Asset Backed Securities Corp.
Home Equity Loan Trust (USD 1
Month LIBOR + 0.80%), 1.74%,
07/25/35 (b) 246,626
310,629 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 1.82%, 12/25/33 (a)(b) 287,831
Principal
Amount
Security
Description Value
$ 334,291 Bayview Commercial Mortgage Pass-
Through Trust REMIC (USD 1
Month LIBOR + 0.86%), 1.80%,
04/25/36 (a)(b) $ 333,050
1,096,661 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 3.27%, 05/28/44 (b) 1,048,297
412,718 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 3.04%, 04/28/39 (b) 406,289
26,710 Bayview Financial Acquisition Trust
REMIC, 6.21%, 05/28/37 (d) 26,688
573,154 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(c) 566,505
1,455,857 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(c) 1,398,824
1,514 Citicorp Residential Mortgage Trust
REMIC, 5.09%, 07/25/36 (d) 1,512
926,245 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 938,399
105,125 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 106,131
346,833 Conseco Finance Corp. REMIC (USD
1 Month LIBOR + 2.75%), 3.45%,
04/15/32 (b) 345,055
1,203 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
08/25/20 959
735,211 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(c) 720,121
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 0.75%), 1.70%,
02/25/33 (b) 150,830
220,659 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 5.26%,
12/25/37 (a)(d) 218,323
1,187,807 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (a)(c) 1,196,971
338,611 Flagstar Mortgage Trust, 3.50%,
10/25/47 (a)(c) 335,184
431,336 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.52%), 1.47%,
01/25/35 (a)(b) 429,920
331,195 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.50%), 1.45%,
05/25/36 (a)(b) 325,206
1,421,542 JPMorgan Mortgage Trust, 3.50%,
01/25/47 (a)(c) 1,427,368

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
SHORT-INTERMEDIATE BOND FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 664,956 JPMorgan Mortgage Trust, 3.50%,
12/25/48 (a)(c) $ 664,152
1,780,605 Mill City Mortgage Loan Trust, 2.75%,
07/25/59 (a)(c) 1,774,125
53,327 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 55,147
118,431 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 121,908
172,098 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 177,317
84,841 NovaStar Home Equity Loan Trust
REMIC (USD 1 Month LIBOR +
1.73%), 2.67%, 03/25/35 (b) 83,612
128,663 Oakwood Mortgage Investors, Inc.
REMIC (USD 1 Month LIBOR +
0.38%), 1.08%, 03/15/21 (a)(b) 126,778
143,296 Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates REMIC
(USD 1 Month LIBOR + 0.98%),
1.92%, 10/25/34 (b) 140,259
11,679 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 13.02%, 03/25/21 (b) 11,095
4,574 Residential Asset Securities Corp. Trust
REMIC, 3.87%, 05/25/33 (c) 4,594
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 10/25/21 5,100
52,488 Salomon Brothers Mortgage Securities,
6.93%, 08/25/28 52,157
311,770 Sequoia Mortgage Trust REMIC,
3.50%, 08/25/47 (a)(c) 310,200
973,271 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(c) 942,437
1,261,765 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 1,273,227
431,673 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 436,919
928,381 Towd Point Mortgage Trust, 3.00%,
11/25/58 (a)(c) 933,697
145,034 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (a)(c) 145,613
1,573,618 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 1,574,251
314,542 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 308,126
981,915 Wells Fargo Mortgage Backed Securities
REMIC, 3.50%, 07/25/47 (a)(c) 978,794
20,629,597
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $70,264,160) 69,166,542
Principal
Amount
Security
Description Value
Corporate Bonds - 34.8%
Communication Services - 1.9%
$ 1,965,000 AT&T, Inc. (USD 3 Month LIBOR +
1.18%), 1.96%, 06/12/24 (b) $ 1,824,899
1,851,000 Verizon Communications, Inc., 5.15%,
09/15/23 2,057,150
3,882,049
Consumer Discretionary - 5.6%
533,000 AMC Networks, Inc., 4.75%, 12/15/22 516,850
825,000 Comcast Corp., 2.75%, 03/01/23 848,216
1,078,000 Dollar General Corp., 3.25%, 04/15/23 1,096,226
380,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 376,200
380,000 Hilton Worldwide Finance, LLC/Hilton
Worldwide Finance Corp., 4.63%,
04/01/25 353,400
1,175,000 Levi Strauss & Co., 5.00%, 05/01/25 1,110,375
95,000 NBCUniversal Media, LLC, 2.88%,
01/15/23 97,752
960,000 Starbucks Corp., 3.10%, 03/01/23 987,218
470,000 The Goodyear Tire & Rubber Co.,
5.13%, 11/15/23 444,296
570,000 The TJX Cos., Inc., 3.50%, 04/15/25 583,003
1,380,000 TWDC Enterprises 18 Corp., 2.75%,
08/16/21 1,395,709
1,774,000 ViacomCBS, Inc., 3.38%, 03/01/22 1,765,296
1,239,000 Whirlpool Corp., MTN, 3.70%,
03/01/23 1,246,521
10,821,062
Consumer Staples - 2.7%
1,011,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 994,775
82,000 Kraft Heinz Foods Co., 4.88%,
02/15/25 (a) 82,184
395,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 395,000
2,005,000 Reckitt Benckiser Treasury Services
PLC, 2.75%, 06/26/24 (a) 1,986,911
1,915,000 Walmart, Inc., 3.40%, 06/26/23 2,036,669
5,495,539
Financials - 12.5%
670,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 569,220
1,965,000 Bank of America Corp., 2.88%,
04/24/23 (c) 1,972,546
525,000 CBRE Services, Inc., 5.25%, 03/15/25 576,206
1,229,000 Chubb INA Holdings, Inc., 2.30%,
11/03/20 1,230,319
2,011,000 Citigroup, Inc., 2.88%, 07/24/23 (c) 2,026,767
1,997,000 Intercontinental Exchange, Inc., 4.00%,
10/15/23 2,092,304

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
SHORT-INTERMEDIATE BOND FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,945,000 JPMorgan Chase & Co., 3.25%,
09/23/22 $ 2,003,996
1,865,000 KeyCorp, MTN, 2.90%, 09/15/20 1,860,728
835,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (a) 866,716
1,960,000 Morgan Stanley, MTN, 2.63%,
11/17/21 1,962,667
1,480,000 Prudential Financial, Inc., MTN,
5.38%, 06/21/20 1,491,219
1,890,000 Regions Financial Corp., 3.80%,
08/14/23 1,913,444
1,090,000 The Charles Schwab Corp., 3.25%,
05/21/21 1,098,033
2,150,000 The Goldman Sachs Group, Inc. (USD
3 Month LIBOR + 1.11%), 2.90%,
04/26/22 (b) 2,091,370
1,130,000 Truist Financial Corp., MTN, 2.15%,
02/01/21 1,128,669
475,000 Truist Financial Corp., MTN, 3.20%,
09/03/21 477,963
1,752,000 Wells Fargo & Co., 3.75%, 01/24/24 1,854,783
25,216,950
Health Care - 0.4%
810,000 Becton Dickinson and Co., 3.13%,
11/08/21 812,634
Industrials - 7.6%
2,055,000 BMW Finance NV, 2.40%, 08/14/24 (a) 2,012,352
595,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 (a) 612,640
1,990,000 Huntington Ingalls Industries, Inc.,
5.00%, 11/15/25 (a) 2,052,747
1,907,000 Roper Technologies, Inc., 2.80%,
12/15/21 1,908,733
1,805,000 Textron, Inc., 3.65%, 03/01/21 1,799,766
1,118,000 The Boeing Co., 2.50%, 03/01/25 1,027,020
1,525,000 TTX Co., 3.60%, 01/15/25 (a) 1,608,388
1,330,000 Union Pacific Corp., 3.20%, 06/08/21 1,342,750
1,870,000 Volkswagen Group of America Finance,
LLC, 4.25%, 11/13/23 (a) 1,847,616
1,062,000 Waste Management, Inc., 2.95%,
06/15/24 1,079,845
15,291,857
Information Technology - 2.9%
1,928,000 eBay, Inc., 2.75%, 01/30/23 1,890,753
1,890,000 Harman International Industries, Inc.,
4.15%, 05/15/25 1,958,941
1,957,000 QUALCOMM, Inc., 2.90%, 05/20/24 2,019,452
5,869,146
Materials - 0.9%
1,682,000 Albemarle Corp., 4.15%, 12/01/24 1,735,637
Principal
Amount
Security
Description Value
Utilities - 0.3%
$ 685,000 Berkshire Hathaway Energy Co.,
3.75%, 11/15/23 $ 690,979
Total Corporate Bonds (Cost $70,100,017) 69,815,853
Government & Agency Obligations - 29.8%
GOVERNMENT SECURITIES - 23.3%
Municipals - 0.3%
500,000 City of Bellevue NE, Nebraska GO,
2.95%, 12/15/21 500,605
Treasury Inflation Index Securities - 0.9%
1,864,781 U.S. Treasury Inflation Indexed Bonds,
0.13%, 04/15/22 (e) 1,840,447
U.S. Treasury Securities - 22.1%
2,790,000 U.S. Treasury Note, 2.00%, 02/28/21 2,838,171
19,605,000 U.S. Treasury Note, 1.63%, 11/15/22 20,298,833
15,130,000 U.S. Treasury Note, 2.75%, 11/15/23 16,450,329
4,350,000 U.S. Treasury Note, 2.13%, 05/15/25 4,724,848
44,312,181
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 6.5%
Federal Home Loan Mortgage Corp. - 2.5%
1,545,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,602,320
553,091 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 96,860
352,545 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 34,853
232,232 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 30,468
235,278 Federal Home Loan Mortgage Corp.
REMIC, 2.25%, 03/15/30 239,800
668,251 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 09/15/37 696,386
309,060 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 04/15/37 314,283
921,230 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 982,830
247,640 Federal Whole Loan Securities Trust,
3.50%, 05/25/47 247,177
191,751,093 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (a) 178,731
562,693 FRESB Mortgage Trust, 2.16%,
04/25/22 (c) 574,270
4,997,978
Federal National Mortgage Association - 1.3%
322,817 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 337,659
1,452,080 Federal National Mortgage Association
Interest Only, 0.67%, 02/25/22 (c) 12,865

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
SHORT-INTERMEDIATE BOND FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,436,297 Federal National Mortgage Association
Interest Only, 0.21%, 01/25/22 (c) $ 8,330
2,364,338 Federal National Mortgage Association
Interest Only, 0.39%, 07/25/22 (c) 18,743
457,116 Federal National Mortgage Association
Interest Only, 2.65%, 01/25/39 (c) 33,785
1,560,449 Federal National Mortgage Association
REMIC, 4.00%, 08/25/42 1,653,470
45,186 Federal National Mortgage Association
REMIC, 4.00%, 02/25/26 46,540
9 Federal National Mortgage Association
REMIC, 4.00%, 07/25/21 9
242,874 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 254,037
264,668 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 271,971
2,637,409
Government National Mortgage Association - 2.7%
1,438,910 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,439,456
130,602 Government National Mortgage
Association #559205, 7.25%,
09/15/31 130,751
171,970 Government National Mortgage
Association #559220, 7.00%,
01/15/33 172,181
117,895 Government National Mortgage
Association #610022, 5.60%,
08/15/34 118,014
366,932 Government National Mortgage
Association #632798, 5.13%,
11/15/34 367,306
1,109,650 Government National Mortgage
Association #675589, 7.13%,
04/15/35 1,130,669
842,335 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 963,805
841,912 Government National Mortgage
Association REMIC, 3.25%,
11/16/52 (c) 861,124
163,154 Government National Mortgage
Association REMIC, 2.67%, 02/16/44 163,082
1,227 Government National Mortgage
Association REMIC #751404, 5.03%,
06/20/61 (c) 1,248
5,347,636
Total Government & Agency Obligations (Cost
$57,559,401) 59,636,256
Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
550 U.S. Bancorp, Series A (USD 3 Month
LIBOR + 1.02%) (callable at 1,000
beginning 04/30/20), 8.85% (b)(f) $ 387,206
Total Preferred Stocks (Cost $564,327) 387,206
Short-Term Investments - 1.1%
Investment Company - 1.1%
2,126,186 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.21% (g) 2,126,186
Total Short-Term Investments (Cost $2,126,186) 2,126,186
Investments, at value - 100.4% (Cost $200,614,091) 201,132,043
Other liabilities in excess of assets - (0.4)% (753,408)
NET ASSETS - 100.0% $ 200,378,635
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2020, the aggregate value of these liquid securities were $58,551,605 or 29.2% of net assets.
(b) Floating rate security. Rate presented is as of March 31, 2020.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2020.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31,
2020.
(e) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(f) Perpetual maturity security.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
INCOME FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 19.0%
Asset Backed Securities - 4.1%
$ 1,455,000 Cabela's Credit Card Master Note Trust,
2.71%, 02/17/26 (a) $ 1,416,352
536,653 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
1.54%, 12/24/33 (a)(b) 531,501
1,108,226 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 2.79%,
10/25/21 (b) 1,078,087
1,656,474 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 3.44%,
07/25/22 (b) 1,531,228
426,753 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 3.29%,
04/25/23 (b) 421,310
769,874 Social Professional Loan Program,
2.34%, 04/25/33 (a) 770,624
678,145 Social Professional Loan Program,
2.49%, 01/25/36 (a) 681,794
679,038 Sofi Consumer Loan Program Trust,
3.35%, 04/26/27 (a) 672,729
256,286 SoFi Consumer Loan Program Trust,
2.77%, 05/25/26 (a) 254,059
198,971 SoFi Consumer Loan Program Trust,
2.50%, 05/26/26 (a) 189,562
672,633 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 658,920
827,396 Vantage Data Centers Issuer, LLC,
4.07%, 02/16/43 (a) 808,792
9,014,958
Non-Agency Commercial Mortgage Backed Securities - 7.0%
1,200,000 American Tower Trust #1, 3.07%,
03/15/23 (a) 1,179,019
905,000 BANK 2019-BNK16, 3.90%, 02/15/52 981,676
960,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 1,054,891
510,125 CFCRE Commercial Mortgage Trust
REMIC, 3.83%, 12/15/47 518,417
2,544,502 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.77%,
09/10/45 (a)(c) 87,206
976,126 COMM Mortgage Trust Interest Only
REMIC, 1.04%, 03/10/46 (c) 20,685
1,620,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.63%, 11/15/36 (a)(b) 1,358,682
35,919 DBUBS Mortgage Trust Interest Only
REMIC, 0.28%, 08/10/44 (a)(c) 81
Principal
Amount
Security
Description Value
$ 6,415,145 GS Mortgage Securities Trust Interest
Only REMIC, 1.33%, 08/10/44 (a)(c) $ 77,054
1,575,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 1,662,509
406,359 LSTAR Commercial Mortgage Trust
REMIC, 3.13%, 04/20/48 (a)(c) 405,673
975,000 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 1,015,932
1,380,151 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 1,378,808
830,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 910,169
1,575,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 1,631,592
778,613 Wells Fargo Commercial Mortgage
Trust Interest Only REMIC, 1.75%,
10/15/45 (a)(c) 26,887
402,549 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 403,857
2,643,017 Wells Fargo-RBS Commercial Mortgage
Trust Interest Only REMIC, 1.89%,
11/15/45 (a)(c) 99,844
582,899 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.63%, 03/15/45 586,667
1,735,000 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 3.65%, 12/15/46 1,723,975
15,123,624
Non-Agency Residential Mortgage Backed Securities - 7.9%
367,669 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 1.82%, 12/25/33 (a)(b) 340,684
597,435 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 3.27%, 05/28/44 (b) 571,087
564,812 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
1.88%), 2.82%, 08/28/44 (b) 560,499
462,244 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 3.04%, 04/28/39 (b) 455,044
1,815 Citicorp Residential Mortgage Trust
REMIC, 5.09%, 07/25/36 (d) 1,812
999,483 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 1,012,598
725,620 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 732,566
173,569 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 175,904
25,837 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 26,392

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
INCOME FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,203 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
08/25/20 $ 959
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 0.75%), 1.70%,
02/25/33 (b) 150,830
197,432 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 5.26%,
12/25/37 (a)(d) 195,342
524,722 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 519,827
969,925 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (a)(c) 977,408
445,421 Flagstar Mortgage Trust, 3.50%,
10/25/47 (a)(c) 440,913
238,736 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.50%), 1.45%,
05/25/36 (a)(b) 234,419
804,947 JPMorgan Mortgage Trust, 3.50%,
12/25/48 (a)(c) 803,974
393,810 JPMorgan Mortgage Trust, 3.50%,
12/25/48 (a)(c) 389,178
420,304 Mill City Mortgage Loan Trust, 2.75%,
11/25/58 (a)(c) 414,867
713,802 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) 737,912
538,230 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) 539,922
294,128 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 304,165
301,459 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 310,310
613,328 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 631,928
100,597 NovaStar Home Equity Loan Trust
REMIC (USD 1 Month LIBOR +
1.73%), 2.67%, 03/25/35 (b) 99,140
13,711 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 13.02%, 03/25/21 (b) 13,026
176,759 Salomon Brothers Mortgage Securities,
6.93%, 08/25/28 175,646
854,509 Sequoia Mortgage Trust REMIC,
3.50%, 03/25/48 (a)(c) 850,610
555,606 Sequoia Mortgage Trust REMIC,
3.50%, 05/25/48 (a)(c) 552,309
889,634 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 892,108
477,343 Sequoia Mortgage Trust REMIC,
3.50%, 08/25/47 (a)(c) 474,938
Principal
Amount
Security
Description Value
$ 1,261,765 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) $ 1,273,227
451,683 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (a)(c) 453,488
530,188 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 530,401
438,896 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 429,943
927,445 Wells Fargo Mortgage Backed
Securities, 3.50%, 07/25/47 (a)(c) 923,183
17,196,559
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $41,908,189) 41,335,141
Corporate Bonds - 28.8%
Communication Services - 1.3%
1,180,000 AT&T, Inc., 5.15%, 03/15/42 1,353,492
1,264,000 Verizon Communications, Inc., 4.27%,
01/15/36 1,476,682
2,830,174
Consumer Discretionary - 5.6%
673,000 AMC Networks, Inc., 4.75%, 12/15/22 652,608
545,000 Comcast Corp., 4.15%, 10/15/28 620,450
770,000 Comcast Corp., Class A, 3.30%,
02/01/27 816,377
649,000 Dollar General Corp., 3.25%, 04/15/23 659,973
700,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 693,000
580,000 Hilton Worldwide Finance, LLC/Hilton
Worldwide Finance Corp., 4.63%,
04/01/25 539,400
1,312,000 Levi Strauss & Co., 5.00%, 05/01/25 1,239,840
615,000 Newell Brands, Inc., 4.00%, 06/15/22 614,572
410,000 Newell Brands, Inc., 4.45%, 04/01/26 400,997
1,260,000 NIKE, Inc., 3.88%, 11/01/45 1,489,659
225,000 Starbucks Corp., 2.00%, 03/12/27 212,432
860,000 The Goodyear Tire & Rubber Co.,
5.13%, 11/15/23 812,967
430,000 The TJX Cos., Inc., 3.75%, 04/15/27 441,550
1,387,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,631,425
1,130,000 Whirlpool Corp., 4.70%, 06/01/22 1,186,478
12,011,728
Consumer Staples - 1.9%
1,100,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 1,082,347
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 530,000
1,480,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (a) 1,504,956
1,065,000 Walmart, Inc., 3.70%, 06/26/28 1,197,310
4,314,613

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
INCOME FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Financials - 9.8%
$ 1,235,000 AerCap Ireland Capital DAC/ AerCap
Global Aviation Trust, 3.50%,
01/15/25 $ 1,049,234
1,360,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 1,423,444
1,115,000 CBRE Services, Inc., 5.25%, 03/15/25 1,223,752
1,393,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 1,433,908
1,120,000 CME Group, Inc., 3.00%, 03/15/25 1,155,824
494,000 Crown Castle International Corp.,
4.88%, 04/15/22 518,615
1,235,000 Intercontinental Exchange, Inc., 4.25%,
09/21/48 1,362,946
1,410,000 JPMorgan Chase & Co., 3.20%,
06/15/26 1,464,307
655,000 KeyCorp, MTN, 2.25%, 04/06/27 618,681
785,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (a) 814,817
1,290,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 1,344,204
1,355,000 Regions Financial Corp., 3.80%,
08/14/23 1,371,807
1,375,000 The Charles Schwab Corp., 3.85%,
05/21/25 1,459,765
1,097,000 The Chubb Corp., 6.80%, 11/15/31 1,494,557
1,390,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 1,430,293
1,375,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 1,320,000
1,425,000 Wells Fargo & Co., 3.00%, 04/22/26 1,466,729
20,952,883
Health Care - 0.5%
1,109,000 Becton Dickinson and Co., 3.73%,
12/15/24 1,137,005
Industrials - 4.7%
1,430,000 BMW Finance NV, 2.85%, 08/14/29 (a) 1,422,293
1,200,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,454,591
724,000 Huntington Ingalls Industries, Inc.,
5.00%, 11/15/25 (a) 746,829
620,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 610,501
1,132,000 Raytheon Co., 4.88%, 10/15/40 1,389,774
1,123,000 Textron, Inc., 3.65%, 03/01/21 1,119,744
180,000 The Boeing Co., 2.95%, 02/01/30 166,693
645,000 TTX Co., 4.60%, 02/01/49 (a) 714,926
1,417,000 Volkswagen Group of America Finance,
LLC, 4.25%, 11/13/23 (a) 1,400,038
1,185,000 Waste Management, Inc., 3.90%,
03/01/35 1,354,026
10,379,415
Principal
Amount
Security
Description Value
Information Technology - 2.7%
$ 1,355,000 Applied Materials, Inc., 3.30%,
04/01/27 $ 1,442,769
1,258,000 eBay, Inc., 3.60%, 06/05/27 1,295,640
1,376,000 Harman International Industries, Inc.,
4.15%, 05/15/25 1,426,192
1,285,000 QUALCOMM, Inc., 4.30%, 05/20/47 1,553,916
5,718,517
Materials - 1.1%
1,311,000 Albemarle Corp., 5.45%, 12/01/44 1,524,124
959,000 The Mosaic Co., 5.45%, 11/15/33 930,554
2,454,678
Real Estate - 0.6%
1,255,000 National Retail Properties, Inc., 4.30%,
10/15/28 1,278,523
Utilities - 0.6%
1,014,000 PacifiCorp, 6.25%, 10/15/37 1,317,399
Total Corporate Bonds (Cost $60,352,495) 62,394,935
Government & Agency Obligations - 50.9%
GOVERNMENT SECURITIES - 19.5%
Municipals - 1.8%
500,000 City of Bellevue NE, Nebraska GO,
2.95%, 12/15/21 500,605
278,524 Florida Housing Finance Corp., Florida
RB FHLMC, 3.00%, 01/01/36 281,590
530,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 672,650
340,000 New York City Water & Sewer System,
New York RB, 5.72%, 06/15/42 491,099
290,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 317,086
225,000 State of Connecticut, Connecticut GO,
4.95%, 12/01/20 228,001
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 283,408
420,000 West Haymarket Joint Public Agency,
Nebraska GO, 2.60%, 12/15/31 432,659
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 583,418
3,790,516
Treasury Inflation Index Securities - 1.4%
2,751,789 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 3,083,267
U.S. Treasury Securities - 16.3%
2,985,000 U.S. Treasury Bond, 5.38%, 02/15/31 4,438,438
1,480,000 U.S. Treasury Bond, 4.75%, 02/15/37 2,363,895
10,610,000 U.S. Treasury Bond, 3.63%, 08/15/43 15,644,777
6,630,000 U.S. Treasury Note, 2.13%, 05/15/25 7,201,320

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
INCOME FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 4,535,000 U.S. Treasury Note, 2.25%, 02/15/27 $ 5,060,068
625,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 673,779
35,382,277
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 31.4%
Federal Home Loan Mortgage Corp. - 15.1%
1,350,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 1,644,216
1,695,000 Federal Home Loan Mortgage Corp.,
3.00%, 07/15/36 1,800,465
996,571 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 1,088,084
930,000 Federal Home Loan Mortgage Corp.,
3.78%, 10/25/28 (c) 1,090,661
26,856 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 28,285
1,836,953 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 1,921,583
356,016 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 388,977
316,633 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 347,653
1,882,153 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 1,990,145
627,150 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 687,040
928,833 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 1,005,637
1,590,731 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 1,734,525
1,361,454 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 238,425
666,172 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 741,704
1,466,520 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 10/15/41 1,539,308
13,896 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 06/15/21 13,979
148,348 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 06/15/37 150,832
621,493 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/40 655,380
169,875 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 02/15/39 174,614
295,048 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 314,777
387,621 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 04/15/41 410,425
250,930 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 266,075
Principal
Amount
Security
Description Value
$ 909,898 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 07/15/42 $ 939,910
1,407,494 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 01/15/55 1,466,255
537,268 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/43 572,857
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 1,088,464
204,291,277 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (a) 190,420
501,755 FRESB Mortgage Trust, 3.70%,
10/25/28 (c) 538,833
1,370,002 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) 1,422,939
781,280 Seasoned Credit Risk Transfer Trust,
3.00%, 05/25/57 (d) 812,940
1,313,697 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 1,424,013
2,006,680 Seasoned Credit Risk Transfer Trust,
3.50%, 03/25/58 2,120,831
1,186,188 Seasoned Credit Risk Transfer Trust,
2.50%, 08/25/59 1,206,091
730,309 Seasoned Credit Risk Transfer Trust,
3.25%, 07/25/56 (d) 764,904
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,472,454
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 510,299
32,764,000
Federal National Mortgage Association - 13.8%
17,651 Federal National Mortgage Association
#679256, 7.50%, 08/01/22 17,802
168,762 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 187,053
165,488 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 181,329
14,618 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 15,998
21,737 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 22,877
131,471 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 143,992
676,435 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 715,247
41,472 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 43,649
275,264 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 304,969
51,271 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 59,034
629,464 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 686,071

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
INCOME FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 182,862 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 $ 200,528
267,752 Federal National Mortgage Association
#AL5404, 3.87%, 08/01/21 (c) 274,872
892,058 Federal National Mortgage Association
#AL9970, 3.41%, 02/01/27 (c) 1,002,490
2,164,370 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 2,466,910
1,313,315 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,382,957
841,426 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 911,836
935,424 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 1,025,062
1,645,171 Federal National Mortgage Association
#AS3909, 4.00%, 11/01/44 1,782,300
646,243 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 681,849
2,288,269 Federal National Mortgage Association
#AS6994, 4.00%, 04/01/46 2,460,085
1,223,908 Federal National Mortgage Association
#BH9216, 4.00%, 01/01/48 1,325,466
821,466 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 863,433
870,364 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 933,577
851,583 Federal National Mortgage Association
#MA3384, 4.00%, 06/01/48 908,517
1,134,782 Federal National Mortgage Association
Interest Only, 0.67%, 02/25/22 (c) 10,054
3,415,155 Federal National Mortgage Association
Interest Only, 0.39%, 07/25/22 (c) 27,073
709,989 Federal National Mortgage Association
Interest Only, 2.65%, 01/25/39 (c) 52,475
1,975,000 Federal National Mortgage Association
Interest Only #AM7762, 3.49%,
01/01/35 2,287,825
710,000 Federal National Mortgage Association
REMIC, 3.50%, 12/25/37 777,168
998,599 Federal National Mortgage Association
REMIC, 4.01%, 04/25/29 (c) 1,120,503
219,598 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 229,692
379,689 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 425,387
228,396 Federal National Mortgage Association
REMIC, 5.00%, 02/25/32 257,864
420,046 Federal National Mortgage Association
REMIC, 4.00%, 07/25/39 431,317
541,367 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 556,304
Principal
Amount
Security
Description Value
$ 718,447 Federal National Mortgage Association
REMIC, 1.50%, 01/25/40 $ 724,097
1,182,093 Federal National Mortgage Association
REMIC, 3.00%, 08/25/43 1,246,408
1,110,070 Federal National Mortgage Association
REMIC, 3.00%, 08/25/45 1,170,203
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 1,108,323
1,003,610 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 1,001,177
30,023,773
Government National Mortgage Association - 2.5%
1,545,508 Government National Mortgage
Association, 2.85%, 04/16/50 1,579,555
925,110 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 1,016,296
814,418 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 875,140
1,661,025 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 1,900,555
2,454 Government National Mortgage
Association REMIC #751404, 5.03%,
06/20/61 (c) 2,496
5,374,042
Small Business Administration Participation Certificates - 0.0%
19,163 SBA Small Business Investment Cos.,
2.88%, 09/10/21 19,327
Total Government & Agency Obligations (Cost
$100,968,712) 110,437,202
Shares
Security
Description Value
Short-Term Investments - 1.5%
Investment Company - 1.5%
3,236,487 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.21% (g) 3,236,487
Total Short-Term Investments (Cost $3,236,487) 3,236,487
Investments, at value - 100.2% (Cost $206,465,883) 217,403,765
Other liabilities in excess of assets - (0.2)% (533,429)
NET ASSETS - 100.0% $ 216,870,336
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2020, the aggregate value of these liquid securities were $35,243,595 or 16.3% of net assets.
(b) Floating rate security. Rate presented is as of March 31, 2020.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2020.

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
INCOME FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31, 2020.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.
FHLMC Federal Home Loan Mortgage Corporation
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
NEBRASKA TAX-FREE FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 99.5%
GOVERNMENT SECURITIES - 98.6%
Municipals - 98.6%
Iowa - 0.1%
$ 100,000 Xenia Rural Water District, Iowa RB,
3.00%, 12/01/20 $ 100,681
Nebraska - 97.2%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 292,295
300,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/26 346,623
210,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.30%,
10/15/23 210,857
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 186,090
175,000 Cass County Sanitary & Improvement
District No. 9, Nebraska GO, 2.90%,
05/15/22 177,609
100,000 Cass County School District No. 56
Conestoga, Nebraska GO, 1.30%,
12/15/20 100,146
250,000 City of Beatrice NE, Nebraska GO,
1.70%, 12/15/23 251,332
500,000 City of Bellevue NE, Nebraska GO,
1.65%, 12/15/20 501,530
215,000 City of Blair NE, Nebraska GO, 2.15%,
09/15/23 218,487
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 223,566
650,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 831,279
80,000 City of Columbus NE Sales Tax
Revenue, Nebraska RB, 5.00%,
09/15/23 89,652
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 354,474
65,000 City of Grand Island NE Electric
System Revenue, Nebraska RB,
5.00%, 08/15/27 73,321
275,000 City of Hastings NE Combined Utility
Revenue, Nebraska RB, 4.50%,
10/15/21 275,699
300,000 City of Hastings NE Combined Utility
Revenue, Nebraska RB, 4.50%,
10/15/26 300,741
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 394,286
Principal
Amount
Security
Description Value
$ 130,000 City of La Vista NE, Nebraska GO,
1.00%, 05/01/21 $ 129,847
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 245,843
515,000 City of Lincoln NE, Nebraska RB,
2.50%, 04/01/20 515,000
450,000 City of Lincoln NE, Nebraska RB,
4.50%, 08/15/22 462,960
480,000 City of Lincoln NE, Nebraska RB,
4.00%, 08/15/26 511,416
500,000 City of Lincoln NE, Nebraska RB,
3.55%, 04/01/27 516,590
400,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/30 530,180
250,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 3.13%,
09/01/30 257,540
110,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 120,053
55,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 59,958
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 379,562
450,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/31 533,830
575,000 City of Omaha NE, Nebraska GO,
5.25%, 04/01/20 575,000
500,000 City of Omaha NE, Nebraska GO,
5.00%, 01/15/29 617,490
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 695,280
200,000 City of Omaha NE, Nebraska GO,
5.00%, 05/01/33 234,442
470,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/22 496,757
190,000 City of Omaha NE, Nebraska RB,
5.00%, 02/01/26 203,570
355,000 City of Omaha NE, Nebraska Special
Tax Bond, 5.00%, 01/15/28 438,776
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 5.00%, 04/01/24 228,938
350,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/26 365,151
285,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/27 296,568
105,000 City of Papillion NE Water Revenue,
Nebraska RB, 1.80%, 10/01/20 105,066
105,000 City of Papillion NE Water Revenue,
Nebraska RB, 2.05%, 10/01/21 105,086

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
NEBRASKA TAX-FREE FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 275,000 County of Buffalo NE, Nebraska GO,
4.00%, 12/15/31 $ 286,159
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 378,472
285,000 County of Cherry NE, Nebraska GO,
3.00%, 12/15/25 305,061
120,000 County of Douglas NE, Nebraska RB,
3.60%, 10/01/27 120,144
250,000 County of Sarpy NE, Nebraska COP,
2.80%, 12/15/20 252,740
265,000 Cuming County Public Power District,
Nebraska RB, 1.50%, 12/15/25 262,215
105,000 Douglas County Hospital Authority
No. 1, Nebraska RB, AMBAC,
5.25%, 09/01/21 108,604
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,267,335
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 262,185
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 756,143
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 200,448
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 580,470
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 262,275
105,000 Douglas County Sanitary &
Improvement District No. 509,
Nebraska GO, 3.85%, 03/15/33 105,718
295,000 Douglas County Sanitary &
Improvement District No. 509,
Nebraska GO, 3.90%, 03/15/34 297,041
210,000 Douglas County Sanitary &
Improvement District No. 509,
Nebraska GO, 3.95%, 03/15/35 211,436
190,000 Douglas County Sanitary &
Improvement District No. 509,
Nebraska GO, 4.00%, 03/15/36 191,303
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 215,030
115,000 Douglas County Sanitary &
Improvement District No. 541,
Nebraska GO, 2.95%, 07/15/24 115,561
85,000 Douglas County Sanitary &
Improvement District No. 549,
Nebraska GO, 3.10%, 05/15/30 85,638
Principal
Amount
Security
Description Value
$ 100,000 Douglas County Sanitary &
Improvement District No. 549,
Nebraska GO, 3.05%, 05/15/29 $ 100,741
100,000 Douglas County Sanitary &
Improvement District No. 557,
Nebraska GO, 4.25%, 11/15/34 100,945
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 779,955
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 824,490
700,000 Elkhorn School District, Nebraska GO,
5.00%, 01/15/30 748,790
665,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/34 742,353
1,430,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/35 1,618,131
325,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/28 418,736
300,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/28 386,526
350,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/29 448,598
250,000 Elkhorn School District, Nebraska GO,
4.00%, 01/15/32 263,057
23,000 Elm Creek Rural Fire Protection
District No. 7, Nebraska GO, 1.40%,
10/15/20 23,006
370,000 Fremont School District, Nebraska GO,
5.00%, 12/15/29 478,014
265,000 Grand Island Public Schools, Nebraska
GO, 5.00%, 12/15/39 311,174
185,000 Grand Island Public Schools, Nebraska
GO, 4.00%, 12/15/24 194,313
730,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 861,780
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 580,416
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 816,032
760,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/24 851,360
265,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/25 302,572
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 310,008
900,000 Lancaster County Correctional Facility
Joint Public Agency, Nebraska GO,
5.00%, 12/01/27 1,144,071
500,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/31 581,480
765,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/26 869,889

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
NEBRASKA TAX-FREE FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 $ 326,589
475,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 553,085
500,000 Lincoln County Hospital Authority No.
1, Nebraska RB, 5.00%, 11/01/32 529,490
200,000 Lincoln County Hospital Authority No.
1, Nebraska RB, 5.00%, 11/01/25 211,796
500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 545,280
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 1,024,340
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 563,819
500,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 562,145
1,000,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/21 1,061,370
180,000 Mid-Plains Community College Area
Facilities Corp., Nebraska RB, 3.00%,
10/15/25 182,822
1,475,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/30 1,581,289
140,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/31 150,153
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 232,632
200,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/26 214,458
540,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/27 578,372
330,000 Nebraska Investment Finance Authority,
Nebraska RB, 2.45%, 09/01/24 341,824
230,000 Nebraska Investment Finance Authority,
Nebraska RB, 2.80%, 09/01/26 244,315
540,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.40%,
09/01/20 540,194
470,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.50%,
03/01/21 470,338
350,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.55%,
03/01/23 349,230
500,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 2.00%,
03/01/24 506,520
Principal
Amount
Security
Description Value
$ 175,000 Nebraska Investment Finance Authority,
Nebraska RB, 2.35%, 09/01/24 $ 180,000
145,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/26 154,627
5,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/26 5,325
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/27 213,278
370,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/29 395,230
230,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/29 244,308
1,050,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 1,117,148
540,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/34 574,231
1,995,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/31 2,049,982
1,150,000 Nebraska State College Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 1,390,994
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 315,315
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 467,580
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 712,932
785,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/27 903,629
525,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 613,011
300,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 06/01/21 312,954
1,010,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 1,140,068
250,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/30 313,260
600,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 761,616
270,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/32 341,796
205,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/31 215,972
75,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/29 77,430
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 901,237
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 590,140
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 188,726
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 652,147

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
NEBRASKA TAX-FREE FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 $ 1,647,135
400,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.75%, 12/01/22 405,064
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 367,160
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 907,313
125,000 Platte County School District No. 1
Columbus Public Schools, Nebraska
GO, 5.00%, 12/15/26 144,300
280,000 Platte County School District No. 1
Columbus Public Schools, Nebraska
GO, 5.00%, 12/15/28 322,871
160,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 160,146
45,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
2.45%, 10/15/22 45,028
70,000 Sarpy County Sanitary & Improvement
District No. 242, Nebraska GO,
3.00%, 03/15/27 70,089
105,000 Sarpy County Sanitary & Improvement
District No. 279, Nebraska GO,
3.95%, 02/15/32 105,181
110,000 Sarpy County Sanitary & Improvement
District No. 279, Nebraska GO,
5.15%, 02/15/34 110,091
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 104,175
120,000 Sarpy County Sanitary & Improvement
District No. 68, Nebraska GO,
2.75%, 12/15/23 120,157
385,000 Scotts Bluff County School District/
Gering School District, Nebraska GO,
5.00%, 12/01/23 416,974
220,000 Southeast Community College,
Nebraska COP, 5.00%, 12/15/25 265,487
225,000 Southeast Community College,
Nebraska COP, 5.00%, 12/15/26 278,764
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 339,894
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 453,576
200,000 State of Nebraska, Nebraska COP,
1.60%, 03/15/21 200,278
500,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/22 523,055
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 285,806
Principal
Amount
Security
Description Value
$ 350,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/24 $ 404,366
350,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/25 416,612
1,000,000 University of Nebraska, Nebraska RB,
4.00%, 07/01/31 1,168,680
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 4.00%, 07/15/30 580,510
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/25 593,370
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 609,135
1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 1,859,222
100,000 West Haymarket Joint Public Agency,
Nebraska GO, 5.00%, 12/15/22 106,700
200,000 West Haymarket Joint Public Agency,
Nebraska GO, 5.00%, 12/15/26 213,400
105,000 West Haymarket Joint Public Agency,
Nebraska GO, 4.00%, 12/15/28 110,286
200,000 Westside Community Schools, Nebraska
GO, 4.00%, 06/01/24 218,268
200,000 Westside Community Schools, Nebraska
GO, 4.00%, 06/01/25 217,622
230,000 Westside Community Schools, Nebraska
GO, 4.00%, 06/01/27 249,394
450,000 York School District/NE, Nebraska GO,
2.00%, 12/15/25 462,821
73,559,232
North Dakota - 0.7%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 518,610
South Dakota - 0.6%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 460,551
74,639,074
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.9%
Federal Home Loan Mortgage Corp. - 0.9%
600,000 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 646,738
Total Government & Agency Obligations (Cost
$73,104,712) 75,285,812

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
NEBRASKA TAX-FREE FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Short-Term Investments - 0.1%
Investment Company - 0.1%
92,747 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.21% (a) $ 92,747
Total Short-Term Investments (Cost $92,747) 92,747
Investments, at value - 99.6% (Cost $73,197,459) 75,378,559
Other assets in excess of liabilities - 0.4% 290,719
NET ASSETS - 100.0% $ 75,669,278
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.
AMBAC American Municipal Bond Assurance Corporation
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
BALANCED FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 56.9%
Communication Services - 6.2%
8,200 Activision Blizzard, Inc. $ 487,736
1,115 Alphabet, Inc., Class C (a) 1,296,533
18,800 Comcast Corp., Class A 646,344
5,025 Facebook, Inc., Class A (a) 838,170
13,500 Verizon Communications, Inc. 725,355
3,994,138
Consumer Discretionary - 5.4%
695 Amazon.com, Inc. (a) 1,355,055
260 Booking Holdings, Inc. (a) 349,783
6,000 NIKE, Inc., Class B 496,440
940 O'Reilly Automotive, Inc. (a) 282,987
3,750 Royal Caribbean Cruises, Ltd. 120,638
3,475 The Home Depot, Inc. 648,817
1,300 Ulta Beauty, Inc. (a) 228,410
3,482,130
Consumer Staples - 4.5%
7,920 Church & Dwight Co., Inc. 508,306
3,600 Constellation Brands, Inc., Class A 516,096
2,195 Costco Wholesale Corp. 625,860
6,830 Lamb Weston Holdings, Inc. 389,993
7,400 Walmart, Inc. 840,788
2,881,043
Energy - 1.3%
3,100 Diamondback Energy, Inc. 81,220
3,400 EOG Resources, Inc. 122,128
9,200 Exxon Mobil Corp. 349,324
3,200 Phillips 66 171,680
7,100 Schlumberger, Ltd. 95,779
820,131
Financials - 5.7%
930 BlackRock, Inc. 409,172
9,500 CenterState Bank Corp. 163,685
3,550 Chubb, Ltd. 396,500
2,430 CME Group, Inc. 420,171
8,750 First American Financial Corp. 371,087
6,950 JPMorgan Chase & Co. 625,708
13,800 KeyCorp 143,106
18,400 Manulife Financial Corp. 230,736
4,750 Northern Trust Corp. 358,435
7,650 U.S. Bancorp 263,543
10,100 Wells Fargo & Co. 289,870
3,672,013
Health Care - 8.7%
5,400 AMN Healthcare Services, Inc. (a) 312,174
6,325 Baxter International, Inc. 513,527
1,430 Biogen, Inc. (a) 452,423
11,500 Boston Scientific Corp. (a) 375,245
2,130 Edwards Lifesciences Corp. (a) 401,761
5,200 Eli Lilly & Co. 721,344
1,850 Humana, Inc. 580,937
Shares
Security
Description Value
4,400 Integer Holdings Corp. (a) $ 276,584
2,975 Laboratory Corp. of America
Holdings (a) 376,010
3,214 LHC Group, Inc. (a) 450,603
2,040 Thermo Fisher Scientific, Inc. 578,544
4,580 Zoetis, Inc. 539,020
5,578,172
Industrials - 4.6%
5,300 AMETEK, Inc. 381,706
7,000 CSX Corp. 401,100
9,700 IAA, Inc. (a) 290,612
5,850 MasTec, Inc. (a) 191,471
2,800 Raytheon Co. 367,220
1,405 Roper Technologies, Inc. 438,093
10,650 The Timken Co. 344,421
5,850 Waste Management, Inc. 541,476
2,956,099
Information Technology - 14.0%
1,895 Adobe, Inc. (a) 603,065
8,220 Apple, Inc. 2,090,264
2,100 Broadcom, Inc. 497,910
3,525 Cabot Microelectronics Corp. 402,343
3,330 CDW Corp. 310,589
16,850 Cisco Systems, Inc. 662,373
3,575 Citrix Systems, Inc. 506,041
1,675 FleetCor Technologies, Inc. (a) 312,455
2,950 Mastercard, Inc., Class A 712,602
5,725 Microchip Technology, Inc. 388,155
14,175 Microsoft Corp. 2,235,539
1,550 Paycom Software, Inc. (a) 313,116
9,034,452
Materials - 1.4%
6,200 Berry Global Group, Inc. (a) 209,002
5,150 FMC Corp. 420,704
1,600 Martin Marietta Materials, Inc. 302,768
932,474
Real Estate - 2.5%
3,275 American Tower Corp. REIT 713,131
14,350 First Industrial Realty Trust, Inc. REIT 476,851
3,220 Sun Communities, Inc. REIT 402,017
1,591,999
Utilities - 2.6%
5,950 Atmos Energy Corp. 590,418
3,140 NextEra Energy, Inc. 755,547
4,400 Southwest Gas Holdings, Inc. 306,064
1,652,029
Total Common Stocks (Cost $27,323,161) 36,594,680

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
BALANCED FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 6.5%
Asset Backed Securities - 2.6%
$ 380,000 Cabela's Credit Card Master Note Trust,
2.71%, 02/17/26 (b) $ 369,906
160,000 Colony American Finance, Ltd., 1.83%,
03/15/50 (b) 153,967
149,215 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 153,742
84,012 Missouri Higher Education Loan
Authority (USD 1 Month LIBOR +
0.83%), 1.78%, 01/26/26 (c) 83,505
260,000 Pawnee Equipment Receivables, 2.29%,
10/15/24 (b) 256,470
89,464 PHEAA Student Loan Trust (USD 3
Month LIBOR + 1.10%), 2.32%,
06/25/38 (b)(c) 85,959
99,013 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
1.54%, 12/24/33 (b)(c) 98,063
185,875 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 3.44%,
07/25/22 (c) 171,821
50,931 Social Professional Loan Program Trust,
2.64%, 08/25/47 (b) 50,628
54,982 SoFi Consumer Loan Program Trust,
2.77%, 05/25/26 (b) 54,504
84,079 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (b) 82,365
97,917 Vantage Data Centers Issuer, LLC,
4.07%, 02/16/43 (b) 95,715
1,656,645
Non-Agency Commercial Mortgage Backed Securities - 2.4%
375,000 American Tower Trust #1, 3.07%,
03/15/23 (b) 368,443
190,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 195,695
125,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 137,356
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 211,112
239,901 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) 242,748
141,006 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (b)(d) 140,869
75,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 82,244
150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 155,390
1,533,857
Principal
Amount
Security
Description Value
Non-Agency Residential Mortgage Backed Securities - 1.5%
$ 87,364 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 1.82%, 12/25/33 (b)(c) $ 80,952
132,070 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 3.04%, 04/28/39 (c) 130,012
142,035 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(d) 136,471
107,703 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(d) 109,116
32,691 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(d) 33,004
105,427 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (b)(d) 106,240
103,498 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.50%), 1.45%,
05/25/36 (b)(c) 101,627
60,417 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(d) 62,250
43,312 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (b)(d) 43,485
167,654 Wells Fargo Mortgage Backed
Securities, 3.50%, 07/25/47 (b)(d) 166,883
970,040
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $4,180,376) 4,160,542
Corporate Bonds - 11.9%
Communication Services - 1.0%
348,000 AT&T, Inc., 4.30%, 02/15/30 374,560
237,000 Verizon Communications, Inc., 4.33%,
09/21/28 273,119
647,679
Consumer Discretionary - 1.1%
125,000 Dollar General Corp., 3.25%, 04/15/23 127,113
100,000 Hanesbrands, Inc., 4.63%, 05/15/24 (b) 99,000
50,000 Newell Brands, Inc., 4.45%, 04/01/26 48,902
30,000 Starbucks Corp., 2.00%, 03/12/27 28,324
50,000 The TJX Cos., Inc., 3.75%, 04/15/27 51,343
215,000 Whirlpool Corp., 4.70%, 06/01/22 225,746
580,428
Consumer Staples - 0.9%
175,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 172,191
205,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) 208,457
185,000 Walmart, Inc., 3.40%, 06/26/23 196,754
577,402

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
BALANCED FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Financials - 5.1%
$ 250,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (d) $ 261,662
180,000 CBRE Services, Inc., 5.25%, 03/15/25 197,556
240,000 Citigroup, Inc., 3.89%, 01/10/28 (d) 247,048
395,000 CME Group, Inc., 3.00%, 03/15/25 407,634
245,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 257,644
230,000 JPMorgan Chase & Co., 3.25%,
09/23/22 236,976
90,000 KeyCorp, MTN, 2.25%, 04/06/27 85,010
120,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (b) 124,558
260,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 270,925
245,000 Regions Financial Corp., 3.80%,
08/14/23 248,039
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 233,562
265,000 The Goldman Sachs Group, Inc.,
3.00%, 04/26/22 266,911
230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (d)(e) 220,800
270,000 Wells Fargo & Co., 3.00%, 04/22/26 277,907
3,336,232
Health Care - 0.2%
132,000 Becton Dickinson and Co., 3.73%,
12/15/24 135,333
Industrials - 2.2%
250,000 BMW Finance NV, 2.85%, 08/14/29 (b) 248,653
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 256,017
150,000 Roper Technologies, Inc., 2.80%,
12/15/21 150,136
200,000 Textron, Inc., 3.65%, 03/01/21 199,420
20,000 The Boeing Co., 2.95%, 02/01/30 18,521
170,000 TTX Co., 3.60%, 01/15/25 (b) 179,296
235,000 Union Pacific Corp., 3.95%, 09/10/28 252,291
155,000 Volkswagen Group of America Finance,
LLC, 4.25%, 11/13/23 (b) 153,145
1,457,479
Information Technology - 1.1%
215,000 eBay, Inc., 3.60%, 06/05/27 221,433
200,000 Oracle Corp., 3.40%, 07/08/24 213,805
270,000 QUALCOMM, Inc., 3.25%, 05/20/27 284,897
720,135
Materials - 0.3%
209,000 Albemarle Corp., 4.15%, 12/01/24 215,665
Total Corporate Bonds (Cost $7,471,644) 7,670,353
Principal
Amount
Security
Description Value
Government & Agency Obligations - 20.9%
GOVERNMENT SECURITIES - 18.7%
Municipals - 1.1%
$ 350,000 California State University, California
RB, 5.45%, 11/01/22 $ 386,802
200,000 Santa Monica Community College
District, California GO, 5.73%,
08/01/24 203,036
100,000 Vista Community Development
Commission, California Tax
Allocation Bond, 7.61%, 09/01/21 102,483
692,321
Treasury Inflation Index Securities - 1.3%
231,846 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 259,275
580,670 U.S. Treasury Inflation Indexed Note,
0.13%, 01/15/22 (f) 572,913
832,188
U.S. Treasury Securities - 16.3%
330,000 U.S. Treasury Note, 2.00%, 02/28/21 335,698
3,775,000 U.S. Treasury Note, 1.63%, 11/15/22 3,908,599
3,670,000 U.S. Treasury Note, 2.13%, 05/15/25 3,986,251
1,995,000 U.S. Treasury Note, 2.25%, 02/15/27 2,225,984
45,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 48,512
10,505,044
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 2.2%
Federal Home Loan Mortgage Corp. - 1.4%
200,000 Federal Home Loan Mortgage Corp.,
3.00%, 07/15/36 212,444
115,000 Federal Home Loan Mortgage Corp.,
3.78%, 10/25/28 (d) 134,867
179,215 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 187,471
100,295 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/40 105,764
99,765 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 106,435
25,230,407 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (b) 23,517
130,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 126,768
897,266
Federal National Mortgage Association - 0.5%
56,300 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 59,268
149,790 Federal National Mortgage Association
REMIC, 4.01%, 04/25/29 (d) 168,075

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
BALANCED FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 82,208 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 $ 84,476
311,819
Government National Mortgage Association - 0.3%
156,557 Government National Mortgage
Association, 3.50%, 01/20/69 (d) 171,989
Total Government & Agency Obligations (Cost
$12,506,367) 13,410,627
Shares
Security
Description Value
Short-Term Investments - 3.9%
Investment Company - 3.9%
2,521,765 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.21% (g) 2,521,765
Total Short-Term Investments (Cost $2,521,765) 2,521,765
Investments, at value - 100.1% (Cost $54,003,313) 64,357,967
Other liabilities in excess of assets - (0.1)% (89,424)
NET ASSETS - 100.0% $ 64,268,543
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2020, the aggregate value of these liquid securities were $4,241,145 or
6.6% of net assets.
(c) Floating rate security. Rate presented is as of March 31, 2020.
(d) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2020.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
GROWTH OPPORTUNITIES FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 95.1%
Communication Services - 4.4%
55,400 Altice USA, Inc., Class A (a) $ 1,234,866
2,700 IAC/InterActiveCorp. (a) 483,921
53,000 Twitter, Inc. (a) 1,301,680
289,100 Zynga, Inc. (a) 1,980,335
5,000,802
Consumer Discretionary - 12.2%
5,900 Burlington Stores, Inc. (a) 934,914
19,900 Dollar General Corp. 3,005,099
6,000 Domino's Pizza, Inc. 1,944,420
17,400 DR Horton, Inc. 591,600
3,810 Five Below, Inc. (a) 268,148
12,000 Hilton Worldwide Holdings, Inc. 818,880
15,420 Lululemon Athletica, Inc. (a) 2,922,861
4,600 O'Reilly Automotive, Inc. (a) 1,384,830
15,500 Planet Fitness, Inc., Class A (a) 754,850
10,700 Restaurant Brands International, Inc. 428,321
49,800 YETI Holdings, Inc. (a) 972,096
14,026,019
Consumer Staples - 3.3%
33,600 Church & Dwight Co., Inc. 2,156,448
7,300 Lamb Weston Holdings, Inc. 416,830
14,900 Post Holdings, Inc. (a) 1,236,253
3,809,531
Energy - 0.0%
8,100 Apergy Corp. (a) 46,575
Financials - 4.6%
9,800 eHealth, Inc. (a) 1,380,036
6,400 FactSet Research Systems, Inc. 1,668,352
6,700 First American Financial Corp. 284,147
1,100 LPL Financial Holdings, Inc. 59,873
16,700 NASDAQ, Inc. 1,585,665
14,200 OneMain Holdings, Inc. 271,504
5,249,577
Health Care - 17.0%
12,000 Bio- Techne Corp. 2,275,440
33,200 Centene Corp. (a) 1,972,412
15,600 DENTSPLY SIRONA, Inc. 605,748
15,200 Incyte Corp. (a) 1,113,096
10,610 Insulet Corp. (a) 1,757,865
9,400 Integer Holdings Corp. (a) 590,884
16,600 Intercept Pharmaceuticals, Inc. (a) 1,045,136
8,200 LHC Group, Inc. (a) 1,149,640
48,400 Livongo Health, Inc. (a) 1,380,852
7,500 PerkinElmer, Inc. 564,600
14,700 Sarepta Therapeutics, Inc. (a) 1,437,954
15,400 Seattle Genetics, Inc. (a) 1,776,852
7,400 Teleflex, Inc. 2,167,164
Shares
Security
Description Value
5,800 The Cooper Cos., Inc. $ 1,598,886
19,436,529
Industrials - 13.7%
21,300 AMETEK, Inc. 1,534,026
9,500 Cintas Corp. 1,645,590
21,800 Dover Corp. 1,829,892
13,600 IAA, Inc. (a) 407,456
12,800 ITT, Inc. 580,608
15,500 L3Harris Technologies, Inc. 2,791,860
9,400 MasTec , Inc. (a) 307,662
10,950 Old Dominion Freight Line, Inc. 1,437,297
4,900 Oshkosh Corp. 315,217
44,900 Quanta Services, Inc. 1,424,677
2,230 TransDigm Group, Inc.  714,024
31,900 TransUnion 2,111,142
12,400 XPO Logistics, Inc. (a) 604,500
15,703,951
Information Technology - 34.3%
11,000 ACI Worldwide, Inc. (a) 265,650
74,700 Advanced Micro Devices, Inc. (a) 3,397,356
20,700 Akamai Technologies, Inc. (a) 1,893,843
11,100 Atlassian Corp. PLC, Class A (a) 1,523,586
15,600 Broadridge Financial Solutions, Inc. 1,479,348
9,670 CDW Corp. 901,921
25,400 DocuSign, Inc. (a) 2,346,960
2,100 Fair Isaac Corp. (a) 646,149
32,900 Fiserv, Inc. (a) 3,125,171
5,100 FleetCor Technologies, Inc. (a) 951,354
20,100 Fortinet, Inc. (a) 2,033,517
21,000 Inphi Corp. (a) 1,662,570
14,500 Jack Henry & Associates, Inc. 2,250,980
8,400 Lam Research Corp. 2,016,000
4,500 Microchip Technology, Inc. 305,100
300 Palo Alto Networks, Inc. (a) 49,188
36,000 Paychex, Inc. 2,265,120
52,700 Pure Storage, Inc., Class A (a) 648,210
10,750 RingCentral, Inc., Class A (a) 2,278,032
9,000 Science Applications International Corp. 671,670
11,590 Splunk , Inc. (a) 1,463,006
40,520 Square, Inc. (a) 2,122,437
16,400 SS&C Technologies Holdings, Inc. 718,648
14,500 Twilio , Inc. (a) 1,297,605
25,400 Xilinx, Inc. 1,979,676
5,800 Zebra Technologies Corp. (a) 1,064,880
39,357,977
Materials - 1.4%
2,200 Berry Global Group, Inc. (a) 74,162
75,500 Element Solutions, Inc. (a) 631,180
7,400 FMC Corp. 604,506

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
GROWTH OPPORTUNITIES FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
1,460 Martin Marietta Materials, Inc. $ 276,276
1,586,124
Real Estate - 2.9%
48,900 Americold Realty Trust REIT 1,664,556
14,100 CBRE Group, Inc., Class A (a) 531,711
9,300 Sun Communities, Inc. REIT 1,161,105
3,357,372
Utilities - 1.3%
15,100 Atmos Energy Corp. 1,498,373
Total Common Stocks (Cost $89,200,674) 109,072,830
Shares
Security
Description Value
Short-Term Investments - 4.4%
Investment Company - 4.4%
4,970,023
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.21% (b) 4,970,023
Total Short-Term Investments (Cost $4,970,023) 4,970,023
Investments, at value - 99.5% (Cost $94,170,697) 114,042,853
Other assets in excess of liabilities - 0.5% 621,622
NET ASSETS - 100.0% $ 114,664,475
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.
PLC Public Limited Company
REIT Real Estate Investment Trust

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
SMALL/MID CAP FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 99.7%
Communication Services - 1.7%
461 Nexstar Media Group, Inc., Class A $ 26,613
Consumer Discretionary - 10.4%
218 Burlington Stores, Inc. (a) 34,544
628 Dorman Products, Inc. (a) 34,709
477 Dunkin' Brands Group, Inc. 25,329
434 Ollie's Bargain Outlet Holdings, Inc. (a) 20,112
552 Tractor Supply Co. 46,672
161,366
Consumer Staples - 2.1%
244 Casey's General Stores, Inc. 32,327
Energy - 0.9%
2,583 Parsley Energy, Inc., Class A 14,801
Financials - 16.8%
222 Affiliated Managers Group, Inc. 13,129
650 Arthur J Gallagher & Co. 52,982
700 Columbia Banking System, Inc. 18,760
517 Cullen/Frost Bankers, Inc. 28,843
774 Great Western Bancorp, Inc. 15,852
663 Selective Insurance Group, Inc. 32,951
485 South State Corp. 28,484
831 Stifel Financial Corp. 34,304
379 UMB Financial Corp. 17,578
791 United Bankshares , Inc. 18,256
261,139
Health Care - 16.6%
791 AMN Healthcare Services, Inc. (a) 45,728
354 ICON PLC (a) 48,144
945 Integra LifeSciences Holdings Corp. (a) 42,213
199 Masimo Corp. (a) 35,247
633 Omnicell , Inc. (a) 41,512
601 PerkinElmer, Inc. 45,243
258,087
Industrials - 16.7%
585 Barnes Group, Inc. 24,470
304 Carlisle Cos., Inc. 38,085
367 EnerSys 18,174
560 Fortune Brands Home & Security, Inc. 24,220
535 Forward Air Corp. 27,098
512 Franklin Electric Co., Inc. 24,131
334 Oshkosh Corp. 21,486
791 Quanta Services, Inc. 25,098
585 Robert Half International, Inc. 22,084
485 Tetra Tech, Inc. 34,251
259,097
Information Technology - 16.7%
469 Ambarella , Inc. (a) 22,775
445 Broadridge Financial Solutions, Inc. 42,199
130 CACI International, Inc., Class A (a) 27,449
173 Coherent, Inc. (a) 18,409
576 ExlService Holdings, Inc. (a) 29,969
232 Leidos Holdings, Inc. 21,263
Shares
Security
Description Value
222 Littelfuse , Inc. $ 29,619
494 MAXIMUS, Inc. 28,751
633 MTS Systems Corp. 14,243
404 PTC, Inc. (a) 24,729
259,406
Materials - 6.6%
329 Balchem Corp. 32,479
757 RPM International, Inc. 45,041
543 Sonoco Products Co. 25,168
102,688
Real Estate - 8.3%
545 American Campus Communities, Inc.
REIT 15,124
757 Duke Realty Corp. REIT 24,512
1,794 Easterly Government Properties, Inc.
REIT 44,204
189 Jones Lang LaSalle, Inc. 19,085
518 Lamar Advertising Co., Class A REIT 26,563
129,488
Utilities - 2.9%
505 IDACORP, Inc. 44,334
Total Common Stocks (Cost $1,797,077) 1,549,346
Shares
Security
Description Value
Short-Term Investments - 1.9%
Investment Company - 1.9%
29,363 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.21% (b) 29,363
Total Short-Term Investments (Cost $29,363) 29,363
Investments, at value - 101.6% (Cost $1,826,440) 1,578,709
Other liabilities in excess of assets - (1.6)% (24,385)
NET ASSETS - 100.0% $ 1,554,324

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2020
SMALL COMPANY FUND
Annual Report 2020
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 95.7%
Communication Services - 1.6%
164,048 Nexstar Media Group, Inc., Class A $ 9,470,491
Consumer Discretionary - 8.1%
244,076 Boot Barn Holdings, Inc. (a) 3,155,903
206,168 Dorman Products, Inc. (a) 11,394,905
395,710 G-III Apparel Group, Ltd. (a) 3,046,967
398,297 La-Z-Boy, Inc. 8,185,003
319,228 Movado Group, Inc. 3,773,275
136,854 Ollie's Bargain Outlet Holdings, Inc. (a) 6,341,814
264,915 Standard Motor Products, Inc. 11,012,517
46,910,384
Energy - 0.6%
636,461 Parsley Energy, Inc., Class A 3,646,921
Financials - 17.8%
458,890 Atlantic Union Bankshares Corp. 10,049,691
258,154 Carolina Financial Corp. 6,678,444
227,783 Columbia Banking System, Inc. 6,104,584
340,288 Great Western Bancorp, Inc. 6,969,098
236,650 Mercantile Bank Corp. 5,009,880
299,055 Moelis & Co., Class A 8,403,446
893,395 Old National Bancorp 11,783,880
276,110 Selective Insurance Group, Inc. 13,722,667
195,638 South State Corp. 11,489,820
301,493 Stifel Financial Corp. 12,445,631
111,952 UMB Financial Corp. 5,192,334
225,344 United Bankshares , Inc. 5,200,940
103,050,415
Health Care - 14.9%
293,734 AMN Healthcare Services, Inc. (a) 16,980,762
424,529 AngioDynamics , Inc. (a) 4,427,837
334,192 Integra LifeSciences Holdings Corp. (a) 14,928,357
162,274 LHC Group, Inc. (a) 22,750,815
120,265 Medpace Holdings, Inc. (a) 8,825,046
169,036 Omnicell , Inc. (a) 11,085,381
310,139 Varex Imaging Corp. (a) 7,043,257
86,041,455
Industrials - 17.0%
156,289 American Woodmark Corp. (a) 7,122,090
219,469 Barnes Group, Inc. 9,180,388
203,647 Comfort Systems USA, Inc. 7,443,298
104,193 CSW Industrials, Inc. 6,756,916
81,414 EnerSys 4,031,621
241,280 Forward Air Corp. 12,220,832
263,252 Franklin Electric Co., Inc. 12,407,067
177,337 ICF International, Inc. 12,183,052
318,674 Kforce , Inc. 8,148,494
244,963 Korn Ferry 5,957,500
187,583 Tetra Tech, Inc. 13,247,112
98,698,370
Information Technology - 18.1%
117,937 Ambarella , Inc. (a) 5,727,021
355,806 Benchmark Electronics, Inc. 7,112,562
Shares
Security
Description Value
48,328 CACI International, Inc., Class A (a) $ 10,204,457
341,505 CalAmp Corp. (a) 1,536,772
84,967 Cass Information Systems, Inc. 2,987,440
316,457 CTS Corp. 7,876,615
202,510 ExlService Holdings, Inc. (a) 10,536,595
67,060 Littelfuse , Inc. 8,947,145
307,590 Methode Electronics, Inc. 8,129,604
268,794 MTS Systems Corp. 6,047,865
274,337 Onto Innovation, Inc. (a) 8,139,579
237,758 PC Connection, Inc. 9,798,007
203,951 Silicon Motion Technology Corp., ADR 7,476,844
376,312 Sykes Enterprises, Inc. (a) 10,205,581
104,726,087
Materials - 4.3%
134,674 Balchem Corp. 13,295,017
235,098 Carpenter Technology Co rp. 4,584,411
98,761 Kaiser Aluminum Corp. 6,842,162
24,721,590
Real Estate - 8.2%
146,313 Agree Realty Corp. REIT 9,056,775
806,383 Easterly Government Properties, Inc.
REIT 19,869,277
331,256 Getty Realty Corp. REIT 7,864,017
401,806 Marcus & Millichap, Inc. (a) 10,888,943
47,679,012
Utilities - 5.1%
87,234 Chesapeake Utilities Corp. 7,476,826
169,590 IDACORP, Inc. 14,888,306
134,120 Unitil Corp. 7,017,159
29,382,291
Total Common Stocks (Cost $572,599,888) 554,327,016
Shares
Security
Description Value
Short-Term Investments - 3.7%
Investment Company - 3.7%
21,333,677 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.21% (b) 21,333,677
Total Short-Term Investments (Cost $21,333,677) 21,333,677
Investments, at value - 99.4% (Cost $593,933,565) 575,660,693
Other assets in excess of liabilities - 0.6% 3,218,483
NET ASSETS - 100.0% $ 578,879,176

Annual Report 2020
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2020

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE
BOND FUND INCOME FUND
Assets:
Investments, at cost $ 200,614,091 $ 206,465,883
Unrealized appreciation (depreciation) of investments
517,952 10,937,882
Total investments, at value 201,132,043 217,403,765
Receivable for capital shares issued 41,493 91,288
Receivable for investments sold 256,484 –
Interest and dividends receivable 1,116,342 1,239,760
Receivable from investment adviser – –
Prepaid expenses 25,858 27,257
Total Assets
202,572,220 218,762,070
Liabilities:
Distributions payable 315,019 420,114
Payable for investments purchased 1,724,106 1,288,236
Payable for capital shares redeemed 36,445 51,088
Other payable – –
Accrued expenses and other payables:
Investment advisory fees 48,491 61,124
Co-administration fees payable to related parties 7,779 8,413
Administration fees payable to related parties 11,972 12,948
Shareholder service fees 3,910 2,220
Other fees 45,863 47,591
Total Liabilities
2,193,585 1,891,734
Net Assets
$ 200,378,635 $ 216,870,336
Composition of Net Assets:
Paid-In Capital $ 202,416,592 $ 209,799,283
Distributable earnings (2,037,957) 7,071,053
Net Assets
$ 200,378,635 $ 216,870,336
Institutional Class:
Net assets 10,650,219 5,884,473
Shares of beneficial interest (See note 5 ) 1,145,438 551,387
Net asset value, offering and redemption price per share
$ 9.30 $ 10.67
Institutional Plus Class:
Net assets 189,728,416 210,985,863
Shares of beneficial interest (See note 5 ) 20,342,957 19,771,365
Net asset value, offering and redemption price per share
$ 9.33 $ 10.67

Annual Report 2020
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2020

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE
FUND BALANCED FUND
GROWTH
OPPORTUNITIES
FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 73,197,459 $ 54,003,313 $ 94,170,697 $ 1,826,440 $ 593,933,565
2,181,100 10,354,654 19,872,156 (247,731) (18,272,872)
75,378,559 64,357,967 114,042,853 1,578,709 575,660,693
41,173 488 65,556 – 2,235,143
618,410 63,090 712,223 – 8,804,034
739,942 197,169 46,890 752 615,278
– – – 1,765 –
4,708 13,027 16,253 1,773 61,281
76,782,792 64,631,741 114,883,775 1,582,999 587,376,429
98,982 – – – –
745,410 50,701 – 7,091 6,241,005
217,985 229,364 99,679 – 1,679,658
– 3,241 – – –
12,585 30,338 72,043 – 407,816
2,916 2,562 4,634 50 23,737
4,487 3,943 7,132 77 36,532
– 12,070 4,680 – 24,640
31,149 30,979 31,132 21,457 83,865
1,113,514 363,198 219,300 28,675 8,497,253
$ 75,669,278 $ 64,268,543 $ 114,664,475 $ 1,554,324 $ 578,879,176
$ 73,795,697 $ 52,368,057 $ 90,336,717 $ 1,862,801 $ 668,568,658
1,873,581 11,900,486 24,327,758 (308,477) (89,689,482)
$ 75,669,278 $ 64,268,543 $ 114,664,475 $ 1,554,324 $ 578,879,176
– 32,818,685 10,669,649 19,323 55,889,735
– 2,073,220 786,905 2,413 2,757,530
$ – $ 15.83 $ 13.56 $ 8.01 $ 20.27
75,669,278 31,449,858 103,994,826 1,535,001 522,989,441
7,773,581 2,008,008 7,462,420 191,425 25,637,372
$ 9.73 $ 15.66 $ 13.94 $ 8.02 $ 20.40

Annual Report 2020
Statements of Operations
Year or Period Ended March 31, 2020

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE
BOND FUND INCOME FUND
Investment Income:
Interest $ 5,386,822 $ 6,316,615
Dividend 62,323 45,986
Foreign tax withholding – –
Total Income
5,449,145 6,362,601
Expenses:
Investment advisory fees (Note 3) 974,935 1,253,640
Administration fees 227,010 243,255
Shareholder service fees - Institutional Class 20,029 11,017
Custodian fees 18,933 20,935
Chief compliance officer fees 13,521 14,508
Director fees 12,858 13,711
Registration and filing fees 24,130 25,533
Transfer agent fees 60,615 60,237
Other Fees 104,466 105,486
Total expenses before waivers 1,456,497 1,748,322
Expenses waived by adviser (Note 3)
(413,891) (558,469)
Total Expenses
1,042,606 1,189,853
Net Investment Income (Loss)
4,406,539 5,172,748
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investments transactions 498,702 958,471
Net change in unrealized appreciation (depreciation) on investments
323,095 8,844,847
Net realized and unrealized gain (loss) on investments
821,797 9,803,318
Net increase (decrease) in net assets from operations
$ 5,228,336 $ 14,976,066
* Commencement of operations was August 1, 2019.

Annual Report 2020
Statements of Operations
Year or Period Ended March 31, 2020

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE
FUND BALANCED FUND
GROWTH
OPPORTUNITIES
FUND
SMALL/MID CAP
FUND*
SMALL COMPANY
FUND
$ 1,881,102 $ 756,738 $ – $ – $ –
26,583 739,052 1,348,942 10,226 11,962,376
– (2,748) (6,317) (8) –
1,907, 68 5 1,493,042 1,342,625 10,218 11,962,376
299,816 550,844 1,081,156 5,567 6,854,332
87,267 85,513 167,842 761 938,901
– 74,755 25,100 – 198,100
6,005 6,820 11,689 3,374 66,807
5,156 4,940 9,498 53 52,323
4,941 4,932 9,762 42 55,570
1,685 24,558 24,721 4,035 53,030
18,698 45,193 63,510 13,890 318,952
64,667 58,022 49,876 24,035 153,853
488,235 855,577 1,443,154 51,757 8,691,868
(153,327) (160,801) (68,755) (45,547) (562,569)
334,908 694,776 1,374,399 6,210 8,129,299
1,572,777 798,266 (31,774) 4,008 3,833,077
(51,331) 3,287,909 11,447,990 (62,566) (63,182,388)
2,381,079 (4,735,780) (26,376,172) (247,731) (130,306,531)
2,329,748 (1,447,871) (14,928,182) (310,297) (193,488,919)
$ 3,902,525 $ (649,605) $ (14,959,956) $ (306,289) $ (189,655,842)

Annual Report 2020
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
p
SHORT-INTERMEDIATE BOND
FUND INCOME FUND
NEBRASKA
TAX-FREE FUND
For the Year
Ended
March 31, 2020
For the Year
Ended
March 31, 2019
For the Year
Ended
March 31, 2020
For the Year
Ended
March 31, 2019
For the Year
Ended
March 31, 2020
Operations:
Net investment income (loss) $ 4,406,539 $ 3,771,317 $ 5,172,748 $ 5,074,394 $ 1,572,777
Net realized gain (loss) on investment
transactions 498,702 (458,292) 958,471 (722,984) (51,331)
Net change in unrealized appreciation
(depreciation) on investments 323,095 1,845,975 8,844,847 3,977,777 2,381,079
Net increase (decrease) in net assets from
operations
5,228,336 5,159,000 14,976,066 8,329,187 3,902,525
Distributions to Shareholders:
Institutional Class (245,658) (334,436) (166,935) (191,515) –
Institutional Plus Class (4,472,125) (3,721,286) (5,889,633) (5,752,279) (1,646,438)
Return of Capital
Institutional Plus Class – – – – –
Change in net assets from distributions to
shareholders
(4,717,783) (4,055,722) (6,056,568) (5,943,794) (1,646,438)
Capital Transactions:
Proceeds from shares issued
Institutional Class 1,596,447 3,335,867 653,225 269,705 –
Institutional Plus Class 46,270,678 47,643,785 38,192,608 29,286,868 11,054,567
Proceeds from dividends reinvested
Institutional Class 193,801 192,225 166,403 191,275 –
Institutional Plus Class 868,591 751,656 819,497 754,540 272,209
Cost of shares redeemed
Institutional Class
(1,748,764) (8,314,061) (1,529,500) (1,097,974) –
Institutional Plus Class
(29,541,728) (25,017,947) (26,953,804) (34,143,903) (9,707,953)
Change in net assets from capital
transactions
17,639,025 18,591,525 11,348,429 (4,739,489) 1,618,823
Change in net assets
18,149,578 19,694,803 20,267,927 (2,354,096) 3,874,910
Net Assets:
Beginning of Year
182,229,057 162,534,254 196,602,409 198,956,505 71,794,368 **
End of Year
$ 200,378,635 $ 182,229,057 $ 216,870,336 $ 196,602,409 $ 75,669,278
Share Transactions Institutional Class:
Shares issued 171,275 363,674 62,559 26,981 –
Shares reinvested 20,703 20,920 15,772 19,138 –
Shares redeemed
(187,184) (902,822) (145,490) (109,695) –
Change in shares
4,794 (518,228) (67,159) (63,576) –
Share Transactions Institutional Plus
Class:
Shares issued 4,929,077 5,166,572 3,624,681 2,927,218 1,137,410
Shares reinvested 92,512 81,544 77,600 75,475 27,993
Shares redeemed
(3,147,846) (2,715,227) (2,548,545) (3,418,489) (998,363)
Change in shares
1,873,743 2,532,889 1,153,736 (415,796) 167,040
* Commencement of operations.
** Net assets for the period March 31, 2019 were updated
retrospectively for the adoption of Accounting Standards
Update no. 2017-08, "Receivables-Nonrefundable Fees and
Other Costs (Subtopic 310-20): Premium Amortization on
Purchased Callable Debt Securities." See Note 7.

Annual Report 2020
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
NEBRASKA
TAX-FREE
FUND BALANCED FUND
GROWTH OPPORTUNITIES
FUND
SMALL/MID
CAP FUND SMALL COMPANY FUND
For the Year
Ended
March 31, 2019
For the Year
Ended
March 31, 2020
For the Year
Ended
March 31, 2019
For the Year
Ended
March 31, 2020
For the Year
Ended
March 31, 2019
August 1,
2019
*
Through
March 31, 2020
For the Year
Ended
March 31, 2020
For the Year
Ended
March 31, 2019
$ 1,722,303 $ 798,266 $ 692,713 $ (31,774) $ (211,951) $ 4,008 $ 3,833,077 $ 2,046,395
(37,571) 3,287,909 2,440,610 11,447,990 8,663,259 (62,566) (63,182,388) 33,124,779
1,310,968 (4,735,780) 1,704,434 (26,376,172) 7,148,950 (247,731) (130,306,531) (15,604,091)
2,995,700 (649,605) 4,837,757 (14,959,956) 15,600,258 (306,289) (189,655,842) 19,567,083
– (1,803,989) (2,703,104) (803,304) (1,519,803) (36) (1,130,610) (4,536,409)
(1,732,027) (1,749,752) (2,143,360) (7,251,010) (12,031,449) (2,152) (11,261,847) (26,857,264)
(561,894) – – – – – – –
(2,293,921) (3,553,741) (4,846,464) (8,054,314) (13,551,252) (2,188) (12,392,457) (31,393,673)
– 1,526,871 2,557,873 323,327 874,244 24,901 19,583,511 29,232,702
12,553,191 5,285,256 4,400,142 15,262,256 18,903,033 1,837,926 301,966,907 370,943,274
– 1,680,316 2,506,444 765,846 1,383,739 36 1,007,202 4,190,150
357,022 1,490,812 1,859,934 3,856,918 6,390,096 1,222 7,182,603 17,577,803
– (7,333,369) (7,419,936) (3,151,785) (4,625,639) (1,049) (38,693,082) (111,975,067)
(6,192,682) (5,703,461) (2,367,661) (21,961,417) (18,550,810) (235) (326,108,229) (174,615,302)
6,717,531 (3,053,575) 1,536,796 (4,904,855) 4,374,663 1,862,801 (35,061,088) 135,353,560
7,419,310 (7,256,921) 1,528,089 (27,919,125) 6,423,669 1,554,324 (237,109,387) 123,526,970
65,525,591 71,525,464 69,997,375 142,583,600 136,159,931 – 815,988,563 692,461,593
$ 72,944,901 $ 64,268,543 $ 71,525,464 $ 114,664,475 $ 142,583,600 $ 1,554,324 $ 578,879,176 $ 815,988,563
– 86,805 149,596 19,418 53,755 2,510 725,055 1,044,934
– 95,528 155,678 45,290 96,227 3 34,600 164,642
– (427,225) (442,756) (188,136) (281,948) (100) (1,449,193) (3,835,822)
– (244,892) (137,482) (123,428) (131,966) 2,413 (689,538) (2,626,246)
1,327,450 307,893 262,116 883,185 1,153,836 191,334 11,203,250 13,396,018
37,781 85,859 116,413 222,045 434,110 113 245,307 686,633
(655,692) (332,015) (139,960) (1,291,575) (1,145,807) (22) (12,113,217) (6,160,102)
709,539 61,737 238,569 (186,345) 442,139 191,425 (664,660) 7,922,549

Financial Highlights
For a Share Outstanding
Annual Report 2020

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Return
of
Capital
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to
Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
03/31/20 $ 9.27 $ 0.20 $ 0.04 $ 0.24 $ (0.20) $ (0.01)
$ —
$ 9.30 2.60% $ 10,650 0.71% 2.09% 1.21% 50%
03/31/19 9.21 0.19 0.07 0.26 (0.19) (0.01)
—
9.27 2.88 10,569 0.76 2.03 1.17 43
03/31/18 9.32 0.16 (0.07) 0.09 (0.19) (0.01)
—
9.21 0.93 15,281 0.77 1.71 1.22 43
03/31/17 9.38 0.16 (0.03) 0.13 (0.18) (0.01)
—
9.32 1.48 9,933 0.75 1.75 1.28 48
03/31/16 9.45 0.14 (0.04) 0.10 (0.16) (0.01)
—
9.38 1.11 12,202 0.76 1.50 1.11 40
Institutional Plus Class
03/31/20 9.29 0.21 0.06 0.27 (0.22) (0.01)
—
9.33 2.90 189,728 0.52 2.27 0.72 50
03/31/19 9.24 0.21 0.06 0.27 (0.21) (0.01)
—
9.29 2.99 171,660 0.54 2.25 0.73 43
03/31/18 9.35 0.18 (0.07) 0.11 (0.21) (0.01)
—
9.24 1.17 147,253 0.54 1.94 0.73 43
03/31/17 9.41 0.19 (0.03) 0.16 (0.21) (0.01)
—
9.35 1.70 118,220 0.54 1.98 0.75 48
03/31/16 9.48 0.16 (0.04) 0.12 (0.18) (0.01)
—
9.41 1.32 112,308 0.54 1.73 0.77 40
INCOME FUND
Institutional Class
03/31/20 10.22 0.24 0.50 0.74 (0.28) (0.01)
—
10.67 7.27 5,884 0.75 2.29 1.52 30
03/31/19 10.09 0.25 0.18 0.43 (0.29) (0.01)
—
10.22 4.31 6,322 0.80 2.49 1.48 33
03/31/18 10.22 0.24 (0.08) 0.16 (0.28) (0.01)
—
10.09 1.61 6,884 0.82 2.33 1.48 33
03/31/17 10.41 0.24 (0.14) 0.10 (0.28) (0.01)
—
10.22 0.89 6,621 0.82 2.29 1.62 44
03/31/16 10.51 0.24 (0.05) 0.19 (0.28) (0.01)
—
10.41 1.77 6,809 0.81 2.29 1.19 24
Institutional Plus Class
03/31/20 10.22 0.26 0.50 0.76 (0.30) (0.01)
—
10.67 7.47 210,986 0.56 2.48 0.82 30
03/31/19 10.09 0.27 0.17 0.44 (0.30) (0.01)
—
10.22 4.50 190,280 0.61 2.67 0.82 33
03/31/18 10.22 0.26 (0.08) 0.18 (0.30) (0.01)
—
10.09 1.80 192,073 0.64 2.52 0.82 33
03/31/17 10.41 0.26 (0.15) 0.11 (0.29) (0.01)
—
10.22 1.07 193,808 0.64 2.47 0.83 44
03/31/16 10.52 0.25 (0.07) 0.18 (0.28) (0.01)
—
10.41 1.81 187,490 0.64 2.41 0.85 24
NEBRASKA TAX-FREE FUND
Institutional Plus Class
03/31/20 9.59 0.20 0.15 0.35 (0.21) —
—
9.73 3.71 75,669 0.45 2.10 0.65 39
03/31/19 9.50 0.24 0.17 0.41 (0.25) —
(0.07)
9.59 4.39 72,945 0.45 2.52 0.66 17
03/31/18 9.69 0.25 (0.12) 0.13 (0.32) —
—
9.50 1.31 65,526 0.45 2.56 0.67 5
03/31/17 10.05 0.26 (0.30) (0.04) (0.32) —
—
9.69 (0.43) 71,709 0.45 2.66 0.69 11
03/31/16
(f)
10.00 0.07 0.07 0.14 (0.09) —
—
10.05 1.35 57,029 0.45 2.96 0.85 5
BALANCED FUND
Institutional Class
03/31/20 16.85 0.18 (0.35) (0.17) (0.17) (0.68)
—
15.83 (1.52) 32,819 1.04 1.00 1.28 19
03/31/19 16.87 0.15 1.00 1.15 (0.15) (1.02)
—
16.85 7.22 39,049 1.09 0.90 1.28 23
03/31/18 16.86 0.13 1.29 1.42 (0.14) (1.27)
—
16.87 8.46 41,426 1.18 0.76 1.27 15
03/31/17 16.71 0.13 1.11 1.24 (0.13) (0.96)
—
16.86 7.71 49,241 1.18 0.75 1.26 22
03/31/16 17.66 0.05 (0.57) (0.52) (0.06) (0.37)
—
16.71 (2.93) 71,090 1.19 0.31 1.26 42
Institutional Plus Class
03/31/20 16.69 0.21 (0.35) (0.14) (0.21) (0.68)
—
15.66 (1.34) 31,450 0.8 5 1.19 1.03 19
03/31/19 16.73 0.19 0.98 1.17 (0.19) (1.02)
—
16.69 7.43 32,477 0.90 1.10 1.04 23
03/31/18 16.74 0.16 1.28 1.44 (0.18) (1.27)
—
16.73 8.66 28,571 0.99 0.95 1.03 15
03/31/17 16.61 0.16 1.10 1.26 (0.17) (0.96)
—
16.74 7.90 33,209 0.99 0.94 1.03 22
03/31/16 17.57 0.09 (0.59) (0.50) (0.09) (0.37)
—
16.61 (2.78) 35,592 0.99 0.51 1.01 42

Financial Highlights
For a Share Outstanding
Annual Report 2020

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Return
of
Capital
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to
Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
GROWTH OPPORTUNITIES FUND
Institutional Class
03/31/20 $ 16.30 $ (0.03) $ (1.72) $ (1.75) $ — $ (0.99)
$ —
$ 13.56 (11.93) % $ 10,670 1.11% (0.18) % 1.36% 66%
03/31/19 16.22 (0.05) 1.83 1.78 — (1.70)
—
16.30 12.37 14,840 1.11 (0.31) 1.34 42
03/31/18 16.48 (0.04) 2.35 2.31 — (2.57)
—
16.22 14.66 16,906 1.13 (0.25) 1.33 50
03/31/17 14.82 (0.05) 2.65 2.60 — (0.94)
—
16.48 17.89 17,999 1.14 (0.31) 1.25 36
03/31/16 19.02 (0.06) (1.83) (1.89) — (2.31)
—
14.82 (9.78) 43,260 1.16 (0.34) 1.27 57
Institutional Plus Class
03/31/20 16.70 0.00
(e)
(1.77) (1.77) — (0.99)
—
13.94 (11.76) 103,995 0.94 0.00 0.96 66
03/31/19 16.55 (0.02) 1.87 1.85 — (1.70)
—
16.70 12.56 127,744 0.94 (0.13) 0.97 42
03/31/18 16.74 (0.01) 2.39 2.38 — (2.57)
—
16.55 14.86 119,254 0.94 (0.06) 0.97 50
03/31/17 15.00 (0.01) 2.69 2.68 — (0.94)
—
16.74 18.21 110,522 0.94 (0.08) 0.98 36
03/31/16 19.19 (0.02) (1.86) (1.88) — (2.31)
—
15.00 (9.63) 103,537 0.94 (0.10) 0.99 57
SMALL/MID CAP FUND
Institutional Class
03/31/20
(g)
10.00 0.03 (2.00) (1.97) (0.02) —
—
8.01 (19.78) 19 1.1 7 0. 41 70.42 13
Institutional Plus Class
03/31/20
(g)
10.00 0.04 (2.00) (1.96) (0.02) —
—
8.02 (19.63) 1,535 0.93 0.61 6.52 13
SMALL COMPANY FUND
Institutional Class
03/31/20 27.27 0.08 (6.70) (6.62) — (0.38)
—
20.27 (24.71) 55,890 1.21 0.28 1.34 33
03/31/19 28.21 0.03 0.35 0.38 — (1.32)
—
27.27 1.67 94,013 1.20 0.11 1.30 26
03/31/18 28.28 (0.02)
(h)
1.45 1.43 — (1.50)
—
28.21 5.11 171,338 1.22 (0.06) 1.29 28
03/31/17 23.17 0.07 5.45 5.52 (0.06) (0.35)
—
28.28 23.87 210,573 1.20 0.27 1.31 33
03/31/16 24.06 0.02 (0.20) (0.18) (0.04) (0.67)
—
23.17 (0.65) 51,527 1.18 0.10 1.34 32
Institutional Plus Class
03/31/20 27.45 0.14 (6.74) (6.60) (0.07) (0.38)
—
20.40 (24.55) 522,989 0.98 0.50 1.05 33
03/31/19 28.35 0.09 0.35 0.44 (0.02) (1.32)
—
27.45 1.90 721,976 0.99 0.32 1.08 26
03/31/18 28.35 0.05 1.45 1.50 — (1.50)
—
28.35 5.34 521,124 0.99 0.17 1.08 28
03/31/17 23.20 0.12 5.47 5.59 (0.09) (0.35)
—
28.35 24.14 379,675 0.99 0.47 1.06 33
03/31/16 24.12 0.07 (0.21) (0.14) (0.11) (0.67)
—
23.20 (0.48) 220,980 0.99 0.30 1.07 32
(a) Per share data calculated using average share method.
(b) Not annualized for a period less than one year.
(c) Annualized for a period less than one year.
(d) Ratios excluding contractual and voluntary waivers.
(e) Amount represents less than $0.005.
(f) Commencement of operations of Tributary Nebraska Tax-Free Fund - Institutional Plus Class shares was January 1, 2016.
(g) Commencement of operations of Tributary Small/Mid Cap Fund - Institutional and Institutional Plus Class shares was August 2, 2019 and August 1,
2019, respectively.
(h) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

Notes to Financial Statements
March 31, 2020
Annual Report 2020

1. Organization
Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Company consists of seven series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Growth Opportunities Fund,
Small/Mid Cap Fund and Small Company Fund (collectively, the “Funds” and individually, a “Fund”). Short-Intermediate Bond Fund, Income
Fund, Balanced Fund, Growth Opportunities Fund, Small/Mid Cap Fund and Small Company Fund are all diversified series. Nebraska Tax-
Free Fund is a non-diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund’s investment objective.
All Funds offer Institutional Plus Class shares without a sales charge and the Short-Intermediate Bond Fund, Income Fund, Balanced Fund,
Growth Opportunities Fund, Small/Mid Cap Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.
2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value
Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to:
type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser, and the Treasurer, who serves

Notes to Financial Statements
March 31, 2020
Annual Report 2020

on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.
The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2020, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 32,945,554 $ – $ 32,945,554
Non-Agency Commercial Mortgage Backed Securities – 15,591,391 – 15,591,391
Non-Agency Residential Mortgage Backed Securities – 20,629,597 – 20,629,597
Corporate Bonds – 69,815,853 – 69,815,853
Government & Agency Obligations – 59,636,256 – 59,636,256
Preferred Stocks 387,206 – – 387,206
Short-Term Investments 2,126,186 – – 2,126,186
Total $ 2,513,392 $ 198,618,651 $ – $ 201,132,043

Notes to Financial Statements
March 31, 2020
Annual Report 2020

LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 9,014,958 $ – $ 9,014,958
Non-Agency Commercial Mortgage Backed Securities – 15,123,624 – 15,123,624
Non-Agency Residential Mortgage Backed Securities – 17,196,559 – 17,196,559
Corporate Bonds – 62,394,935 – 62,394,935
Government & Agency Obligations – 110,437,202 – 110,437,202
Short-Term Investments 3,236,487 – – 3,236,487
Total $ 3,236,487 $ 214,167,278 $ – $ 217,403,765
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 75,285,812 $ – $ 75,285,812
Short-Term Investments 92,747 – – 92,747
Total $ 92,747 $ 75,285,812 $ – $ 75,378,559
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks $ 36,594,680 $ – $ – $ 36,594,680
Asset Backed Securities – 1,656,645 – 1,656,645
Non-Agency Commercial Mortgage Backed Securities – 1,533,857 – 1,533,857
Non-Agency Residential Mortgage Backed Securities – 970,040 – 970,040
Corporate Bonds – 7,670,353 – 7,670,353
Government & Agency Obligations – 13,410,627 – 13,410,627
Short-Term Investments 2,521,765 – – 2,521,765
Total $ 39,116,445 $ 25,241,522 $ – $ 64,357,967
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Growth Opportunities Fund
Common Stocks* $ 109,072,830 $ – $ – $ 109,072,830
Short-Term Investments 4,970,023 – – 4,970,023
Total $ 114,042,853 $ – $ – $ 114,042,853

Notes to Financial Statements
March 31, 2020
Annual Report 2020

* See Schedules of Portfolio Investments for further industry classification.
Guarantees and Indemnifications
In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Under the Company's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.
Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.
Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free
Funds. The Balanced Fund declares and pays dividends from net investment income, if any, quarterly. The Growth Opportunities Fund,
Small/Mid Cap Fund and Small Company Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 1,549,346 $ – $ – $ 1,549,346
Short-Term Investments 29,363 – – 29,363
Total $ 1,578,709 $ – $ – $ 1,578,709
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 554,327,016 $ – $ – $ 554,327,016
Short-Term Investments 21,333,677 – – 21,333,677
Total $ 575,660,693 $ – $ – $ 575,660,693

Notes to Financial Statements
March 31, 2020
Annual Report 2020

carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from
GAAP and are recorded on the ex-dividend date.
3. Related Party Transactions and Fees and Agreements
Tributary Capital Management, LLC (“Tributary” or “Adviser”), a subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income
Fund, 0.40% for the Nebraska Tax-Free Fund, 0.75% for each of the Balanced Fund and Growth Opportunities Fund, and 0.85% for each of the Small/Mid Cap Fund and Small Company Fund. First National Fund Advisers (“FNFA” or “Sub-Adviser”), a division of FNBO, serves as the investment sub-adviser for the Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund and Growth
Opportunities Fund. Sub-advisory fees paid to FNFA are paid by Tributary. For the services provided and expenses assumed under the FNFA
Sub-Advisory Agreement, Tributary pays FNFA a fee equal to 0.25% of the average daily net assets of the Short-Intermediate Bond Fund,
0.30% of the average daily net assets of the Income Fund, 0.20% of the average daily net assets of the Nebraska Tax-Free Fund, 0.375% of the average daily net assets of the Balanced Fund, and 0.375% of the average daily net assets of the Growth Opportunities Fund.
Costs incurred with the organization and offering of Small/Mid Cap Fund have been paid by the Adviser.
Tributary has contractually agreed to waive advisory fees and reduce the administration fee payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees
(Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each
Fund’s average daily net assets as follows. Prior to August 1, 2019, the expense caps for the Short-Intermediate Bond Fund and Income Fund were 0.54% and 0.60%, respectively.
The amounts waived for each Fund are recorded as expenses waived in each Fund’s Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees. For the year ended March 31, 2020, fees waived were as follows:
Tributary may recover fees waived or expenses reimbursed, if such payment is made within three years of the fee waiver or expense reimbursement.
At March 31, 2020, the amount of potentially recoverable expenses are as follows: Short-Intermediate Bond Fund – $1,079,812; Income Fund
– $1,363,258; Nebraska Tax-Free Fund – $449,131; Balanced Fund – $331,990; Growth Opportunities Fund – $200,143; Small/Mid Cap
Fund – $45,544; Small Company Fund – $1,756,807.
MUFG Union Bank, N.A. serves as the custodian for each of the Funds. DST Systems, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Co- Administrators”) serve as co-administrators of the Funds. Certain officers of the
Expense Caps
Short-Intermediate Bond Fund 0.52%
Income Fund 0.55
Nebraska Tax-Free Fund 0.45
Balanced Fund 0.85
Growth Opportunities Fund 0.94
Small/Mid Cap Fund 0.95
Small Company Fund 0.99
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived and
Expenses Reimbursed
Short-Intermediate Bond Fund $ 412,917 $ – $ 974 $ 413,891
Income Fund 557,424 – 1,045 558,469
Nebraska Tax-Free Fund 152,952 – 375 153,327
Balanced Fund 160,434 – 367 160,801
Growth Opportunities Fund 68,036 – 719 68,755
Small/Mid Cap Fund 5,56 7 39,97 7 3 45,547
Small Company Fund 558,551 – 4,018 562,569

Notes to Financial Statements
March 31, 2020
Annual Report 2020

Funds are also officers or employees of the above named service providers, and during their terms of office received no compensation from the
Funds. As compensation for its administrative services, each co-administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.
The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service
Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the year ended March 31, 2020, the Funds paid FNBO as follows: Short-Intermediate Bond Fund – $2,955; Income Fund – $4,274; Balanced Fund –
$744; Small Company Fund – $539. The amounts accrued for shareholder service fees are included under Shareholder service fees – Institutional
Class within the Statements of Operations.
4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments
(maturing less than one year from acquisition), for the year ended March 31, 2020, were as follows:
The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the year ended March 31, 2020, were as follows:
5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.
6. Federal Income Taxes
The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of
Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes.
Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.
Purchases Sales
Short-Intermediate Bond Fund $ 76,164,993 $ 44,759,271
Income Fund 38,349,090 31,183,995
Nebraska Tax-Free Fund 30,903,722 28,407,413
Balanced Fund 10,193,414 13,812,223
Growth Opportunities Fund 91,037,474 106,824,092
Small/Mid Cap Fund 2,000,339 140,695
Small Company Fund 252,014,507 282,692,526
Purchases Sales
Short-Intermediate Bond Fund $ 38,677,440 $ 50,734,273
Income Fund 35,795,322 30,377,348
Nebraska Tax-Free Fund 611,250 –
Balanced Fund 3,355,932 5,373,362

Notes to Financial Statements
March 31, 2020
Annual Report 2020

To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: amortization adjustments, return of capital, reclassifications related to net operating losses and equalization. These reclassifications have no impact on net assets.
As of March 31, 2020, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:
At March 31, 2020, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:
The tax character of dividends and distributions paid during the Funds’ fiscal years or periods ended March 31, 2020 and March 31, 2019, were as follows:
Net Increase (Decrease)
Distributable Earnings Paid-in-Capital
Short-Intermediate Bond Fund $ – $ –
Income Fund – –
Nebraska Tax-Free Fund 2,176,676 (2,176,676)
Balanced Fund – –
Growth Opportunities Fund (392,869) 392,869
Small/Mid Cap Fund – –
Small Company Fund (475,000) 475,000
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short-Intermediate Bond Fund $ 201,015,302 $ 2,881,352 $ (2,764,611) $ 116,741
Income Fund 207,733,624 11,937,376 (2,267,235) 9,670,141
Nebraska Tax-Free Fund 73,323,118 2,151,074 (95,633) 2,055,441
Balanced Fund 54,142,137 12,912,383 (2,696,553) 10,215,830
Growth Opportunities Fund 94,392,677 26,827,228 (7,177,052) 19,650,176
Small/Mid Cap Fund 1,828,338 36,653 (286,282) (249,629)
Small Company Fund 600,771,341 90,210,979 (115,321,627) (25,110,648)
Undistributed
Net Investment
Income*
Undistributed
Net Long-Term
Capital Gains
Other
Temporary
Differences
Unrealized
Gain (Loss)**
Capital
Loss Carry
Forward***
Short-Intermediate Bond Fund $ 551,366 $ – $ (315,019) $ 116,741 $ (2,391,045)
Income Fund 915,046 – (420,114) 9,670,141 (3,094,020)
Nebraska Tax-Free Fund – – – 2,055,441 (181,860)
Balanced Fund 29,941 1,654,715 – 10,215,830 –
Growth Opportunities Fund – 4,744,356 – 19,650,176 (66,774)
Small/Mid Cap Fund 1,624 – – (249,629) (60,472)
Small Company Fund 1,210,275 – – (25,110,648) (65,789,109)
* Undistributed net investment income includes any undistributed net short-term capital gains, if any.
** Unrealized gains (loss) are adjusted for open wash sale loss deferrals, market discount/premium amortization, return of capital paid by REIT securities and equity return of capital securities.
*** Capital loss carry forward includes deferred post October loss and late year losses.
Net Ordinary Income* Tax Exempt Income
Net Long Term
Capital Gains** Return of Capital Total Distributions Paid***
2020 2019 2020 2019 2020 2019 2020 2019 2020 2019
Short-Intermediate Bond Fund $ 4,682,112 $ 4,015,041 $ – $ – $ – $ – $– $– $ 4,682,112 $ 4,015,041
Income Fund 6,044,663 5,954,743 – – – –  –  – 6,044,663 5,954,743
Nebraska Tax-Free Fund 34,127 40,950 1,538,000 1,454,182 – –  74,311 798,789 1,646,438 2,293,921
Balanced Fund 780,937 702,416 – – 2,772,804 4,144,048  –  – 3,553,741 4,846,464
Growth Opportunities Fund – – – – 8,529,314 13,876,252  –  – 8,529,314 13,876,252
Small/Mid Cap Fund 2,188 – – – – –  –  – 2,188 –
Small Company Fund 3,399,868 1,594,767 – – 9,467,589 32,498,906  –  – 12,867,457 34,093,673

Notes to Financial Statements
March 31, 2020
Annual Report 2020

At March 31, 2020, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.
Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year ("Post-October losses" and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2020, the Funds deferred losses to April 1, 2020 as follows:
The Funds comply with FASB ASC Topic 740, “Income Taxes.” FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the Funds’ financial statements for the year or period ended March 31, 2020. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
7. Recent Accounting Pronouncements
In March 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs
(Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Funds have adopted ASU No. 2017-08 within these financial statements.
The Nebraska Tax-Free Fund has applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption.
8. Subsequent Events
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Funds’ investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
** The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2019 and March 31, 2020. Equalization debits included in the long term distributions were
$325,000 and $2,700,000 for Growth Opportunities Fund and Small Company Fund, respectively, for the year ended March 31, 2019. Equalization debits included in the long term distributions were $475,000 for Growth Opportunities Fund and included in ordinary income were $475,000 for Small Company Fund.
*** Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
No Expiration
Short Term Long Term Total
Short-Intermediate Bond Fund $ 229,378 $ 2,161,667 $ 2,391,045
Income Fund 847,458 2,246,562 3,094,020
Nebraska Tax-Free Fund 8,004 173,856 181,860
Small/Mid Cap Fund 60,472 – 60,472
Late Year Losses/Post-October
Losses
Growth Opportunities Fund $ 66,774
Small Company Fund 65,789,109

Report of Independent Registered Public Accounting Firm
Annual Report 2020

To the Shareholders and Board of Directors of
Tributary Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Tributary Funds,
Inc., comprising Tributary Short-Intermediate Bond Fund, Tributary Income Fund, Tributary Nebraska Tax-Free Fund, Tributary Balanced
Fund, Tributary Growth Opportunities Fund, Tributary Small Company Fund, and Tributary Small/Mid Cap Fund (the “Funds”) as of March
31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five periods in the period then ended for
Tributary Short-Intermediate Bond Fund, Tributary Income Fund, Tributary Nebraska Tax-Free Fund, Tributary Balanced Fund, Tributary
Growth Opportunities Fund, and Tributary Small Company Fund, and the related statements of operations and changes in net assets, including the related notes, and financial highlights for the period August 1, 2019 (commencement of operations) through March 31, 2020 for Tributary
Small/Mid Cap Fund (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers or counterparties were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
May 29, 2020

Additional Fund Information
March 31, 2020
(Unaudited)
Annual Report 2020

Proxy Voting Policy
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company’s Statement of Additional Information, which is available on the Funds' website at www.tributaryfunds.com and on the Securities and Exchange Commission’s (the "SEC") website at www.sec.gov.
Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available without charge, upon request, by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the
SEC’s website at www.sec.gov.
Quarterly Holdings
The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Other Federal Income Tax Information
The information reported below is for the year ended March 31, 2020. Foreign tax and qualified dividend information for the calendar year 2020 will be provided on your 2020 Form 1099-DIV.
For the year ended March 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the American
Taxpayer Relief Act of 2012. Complete information for calendar year 2020 will be reported in conjunction with your 2020 Form 1099-DIV.
For the year ended March 31, 2020, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Internal
Revenue Code (“Code”), as qualified dividends:
For the year ended March 31, 2020, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Code, as distributions eligible for the dividends received deduction for corporations:
For the year ended March 31, 2020, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Code, as qualified interest income exempt from U.S. tax for foreign shareholders:
For the year ended March 31, 2020, Small Company Fund designates 26.42% of its income dividends as short-term capital gain dividends exempt from U.S.
tax for foreign shareholders and Nebraska Tax-Free Fund designates 97.83% of its income dividend distributed as tax-exempt dividends.
Table of Shareholder Expenses
As a shareholder of the Funds , you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019, through March
31, 2020.
Qualified Dividend Income
Short-Intermediate Bond Fund 0.42%
Balanced Fund 84.03%
Small/Mid Cap Fund 100.00%
Small Company Fund 100.00%
Dividends Received
Deduction
Short-Intermediate Bond Fund 0.42%
Balanced Fund 77.23%
Small/Mid Cap Fund 100.00%
Small Company Fund 100.00%
Qualified Interest Income
Short-Intermediate Bond Fund 91.29%
Income Fund 84.41%
Nebraska Tax-Free Fund 0.65%
Balanced Fund 47.04%

Additional Fund Information
March 31, 2020
(Unaudited)
Annual Report 2020

Actual Expenses – The first set of columns next to each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first set of columns under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line set of columns next to each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Additional Fund Information
March 31, 2020
(Unaudited)
Annual Report 2020

Expenses Using Actual Fund Return
Expenses Using Hypothetical 5% Return
Beginning
Account
Value
10/1/19
Ending
Account
Value
3/31/20
Expense
Paid
During
Period*
Expense
Ratio
During
Period*
Beginning
Account
Value
10/1/19
Ending
Account
Value
3/31/20
Expenses
Paid
During
Period*
Expense
Ratio
During
Period*
Short-Intermediate Bond Fund
Institutional Class
$ 1,000.00 $ 1,004.28 $ 3.46 0.69% $ 1,000.00 $ 1,021.55 $ 3.49 0.69%
Institutional Plus Class
1,000.00 1,005.16 2.61 0.52 1,000.00 1,022.40 2.63 0.52
Income Fund
Institutional Class
$ 1,000.00 $ 1,019.50 $ 3.74 0.74% $ 1,000.00 $ 1,021.30 $ 3.74 0.74%
Institutional Plus Class
1,000.00 1,020.48 2.78 0.55 1,000.00 1,022.25 2.78 0.55
Nebraska Tax-Free Fund
Institutional Plus Class
$ 1,000.00 $ 1,010.65 $ 2.21 0.44% $ 1,000.00 $ 1,022.80 $ 2.23 0.44%
Balanced Fund
Institutional Class
$ 1,000.00 $ 930.23 $ 4.97 1.03% $ 1,000.00 $ 1,019.85 $ 5.20 1.03%
Institutional Plus Class
1,000.00 930.85 4.05 0.84 1,000.00 1,020.80 4.24 0.84
Growth Opportunities Fund
Institutional Class
$ 1,000.00 $ 852.42 $ 5.14 1.11% $ 1,000.00 $ 1,019.45 $ 5.60 1.11%
Institutional Plus Class
1,000.00 853.24 4.31 0.93 1,000.00 1,020.35 4.70 0.93
Small/Mid Cap Fund
Institutional Class
$ 1,000.00 $ 774.29 $ 5.19 1.17% $ 1,000.00 $ 1,019.15 $ 8.90 1.17%
Institutional Plus Class
1,000.00 775.06 4.17 0.94 1,000.00 1,020.30 7.12 0.94
Small Company Fund
Institutional Class
$ 1,000.00 $ 727.04 $ 5.18 1.20% $ 1,000.00 $ 1,019.00 $ 6.06 1.20%
Institutional Plus Class
1,000.00 727.95 4.23 0.98 1,000.00 1,020.10 4.95 0.98
* Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.

Directors and Officers
March 31, 2020
(Unaudited)
Annual Report 2020

Overall, responsibility for management of the Company rests with its Board, which is elected by the shareholders of the Company. The Company is managed by the Directors in accordance with the laws governing corporations in Nebraska. The Board oversees all of the Funds. Directors serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal. The Directors elect the officers of the Company to supervise its day-to-day operations.
Information about the Directors and officers of the Company is set forth below. The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 1-800-662-4203 or on the Funds’ website www.tributaryfunds.com .
1
The address for all Directors is 1620 Dodge Street, Omaha, Nebraska 68197.
Name, Address
(1)
, Age
and Position(s) Held
with Funds
Term of Office and Length
of Time Served
Principal Occupation(s) During Past 5
Years
Number of
Portfolios in Fund
Complex Overseen
by Director
Other Directorships
Held by Director
Interested Directors
Stephen C. Wade
(2)
Age: 54
Indefinite; Since 2016. Senior Vice President - Investment Services, First
National Bank of Omaha (December 2013 to
present); Managing Director - Institutional Trust,
First National Bank of Omaha (February 2011 to
December 2013).
7 Director, First
National Capital
Markets, Inc.
Director, Chairman of
the Board and President
Brittany A. Fahrenkrog
(2)
Age: 41
Indefinite; Since 2016 Director, Client Services, Tributary Capital
Management, LLC (since May 2010).
7 None.
Director and Senior Vice
President
Independent Directors
Robert A. Reed
Age: 79
Indefinite; Since 1994 Chairman of the Board, Physicians Mutual Life
Insurance Company (since 2015). President
and Chief Executive Officer, Physicians Mutual
Insurance Company and Physicians Life Insurance
Company (1974 to December 2014).
7 None.
Director; Chairman
Corporate Governance
and Nominations
Committee
Gary D. Parker
Age: 74
Indefinite; Since 2005 Retired since 2000. 7 None.
Director; Chairman
Audit Committee
David F. Larrabee
Age:59
Indefinite; Since 2016 Retired since 2012. Senior Vice President,
Intermediary Sales, American Century Investments,
Inc. and President and CEO, American Century
Investment Services, Inc. (broker/dealer subsidiary)
(2009 to May 2012); prior to 2009, Mr. Larrabee
held various senior positions with American
Century Investments, Inc.
7 None.
Lead Independent Director

Directors and Officers
March 31, 2020
(Unaudited)
Annual Report 2020

2
As defined in the 1940 Act, Mr. Wade is an “interested” Director because he is an officer of First National Bank of Omaha, the parent of the Funds' investment adviser, and an owner of securities issued by First National of Nebraska, Inc., and Ms. Fahrenkrog is an "interested" Director because she is an employee of
Tributary Capital Management, LLC, the Funds' investment adviser, and an officer of First National Bank of Omaha.
1
The address for all Directors is 1620 Dodge Street, Omaha, Nebraska 68197.
3
The address for Ms. Shaw and Mr. Tackett is Three Canal Plaza, Suite 600, Portland, ME 04101.
4
The address for Mr. Ruehle is 690 Taylor Road, Suite 210, Columbus, OH 43230.
Name, Address
(1)
, Age
and Position(s) Held
with Funds
Term of Office and Length
of Time Served
Principal Occupation(s) During Past 5
Years
Number of
Portfolios in Fund
Complex Overseen
by Director
Other Directorships
Held by Director
Independent Directors (continued)
Donna Walsh
Age:56
Indefinite; Since 2018 Industry Advisor, Panorama Point
Partners (since 2018); Advisor,
Tenaska Capital Management (2008-
2017); Co-Founder and Managing
Director, Odin Capital Management
(1999 to 2016).
7 None.
Director
Name, Address, Age
and Position(s) Held
with Funds
Term of Office and Length
of Time Served
Principal Occupation(s) During Past 5
Years
Officers
Karen Shaw
(3)
Age: 47
Indefinite; Since August 2015 Senior Vice President, Apex Fund Services (since
2019); Senior Vice President, Atlantic Fund
Services (2008-2019).
Treasurer, Principal
Financial Officer
Rodney L. Ruehle
(4)
Age: 51
Indefinite; Since August 2009 Director, Foreside Management Services, LLC
(2008 to present); Chief Compliance Officer of
Praxis Mutual Funds (May 2015 to present);
Chief Compliance Officer of Absolute Shares Trust
(November 2017 to present); Chief Compliance
Officer of Horizons ETF Trust (December 2016
to February 2019); Chief Compliance Officer
of Context Capital Funds (November 2015 to
March 2018); Chief Compliance Officer of Asset
Management Fund (November 2009-April 2016);
Chief Compliance Officer of Advisers Investment
Trust (July 2011-December 2016 and March 2019
to present); Chief Compliance Officer of Penn Series
Funds, Inc. (February 2012-November 2014).
Chief Compliance and
Anti-Money Laundering
Officer
Zachary Tackett
(3)
Age: 32
Indefinite; Since November
2019
Senior Counsel, Apex Fund Services (since 2019);
Counsel Atlantic Fund Services (2014-2019).
Secretary

TF-ANR-0320
Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197
Investment Sub-Adviser
(Short-Intermediate Bond Fund,
Income Fund, Nebraska Tax-Free
Fund, Balanced Fund and Growth
Opportunities Fund only)
First National Fund Advisers
205 West Oak Street, 3rd Floor
Fort Collins, Colorado 80521
Custodian
MUFG Union Bank, N.A.
350 California Street
San Francisco, California 94104
Co-Administrators
Apex Fund Services
Three Canal Plaza
Portland, Maine 04101
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197
Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022
Legal Counsel
Husch Blackwell LLP
13330 California Street, Suite 200
Omaha, Nebraska 68154
Compliance Services
Foreside Fund Officer Services, LLC
690 Taylor Road, Suite 210
Gahanna, Ohio 43230
This report has been prepared for the general information
of Tributary Funds’ shareholders. It is not authorized for
distribution to prospective investors unless accompanied
or preceded by an effective Tributary Funds’ prospectus.
The prospectus contains more complete information about
Tributary Funds’ investment objectives, management
fees and expenses, risks and operating policies. Please
read the prospectus carefully before investing or sending
money.
For more information
call 1-800-662-4203
or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022
or go to:
www.tributaryfunds.com
or email:
ClientServices@tributarycapital.com

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13(a)(1) on this Form N-CSR. There were no substantive amendments or waivers to this code of ethics during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors. The audit committee financial expert is Donna Walsh who is “independent” for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $87,000 in 2019 and $101,500 in 2020.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2019 and $0 in 2020.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $18,000 in 2019 and $21,000 in 2020. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2019 and $0 in 2020.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2019 and $0 in 2020. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of the report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Tributary Funds, Inc.

By           /s Karen Shaw
Karen Shaw
Treasurer

Date       May 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Stephen C. Wade
Stephen C. Wade
President

Date       May 27, 2020

By           /s Karen Shaw
Karen Shaw
Treasurer

Date       May 27, 2020